American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
May 31, 2022

Avantis® U.S. Equity ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.0%
AAR Corp.(1)	2,071	99,864
Astronics Corp.(1)	2,546	26,733
Axon Enterprise, Inc.(1)	3,252	329,623
Boeing Co.(1)	9,507	1,249,220
BWX Technologies, Inc.	20,599	1,054,669
Curtiss-Wright Corp.	4,485	636,780
Ducommun, Inc.(1)	359	16,388
General Dynamics Corp.	4,388	986,905
HEICO Corp.	359	51,355
HEICO Corp., Class A	805	94,257
Hexcel Corp.	13,301	764,143
Howmet Aerospace, Inc.	19,959	713,933
Huntington Ingalls Industries, Inc.	3,673	773,020
Kratos Defense & Security Solutions, Inc.(1)	734	10,584
L3Harris Technologies, Inc.	5,287	1,273,638
Lockheed Martin Corp.	9,604	4,226,816
Mercury Systems, Inc.(1)	663	39,654
Moog, Inc., Class A	7,425	604,321
National Presto Industries, Inc.	34	2,298
Northrop Grumman Corp.	3,104	1,452,579
Park Aerospace Corp.	228	2,777
Parsons Corp.(1)	1,503	58,677
Raytheon Technologies Corp.	45,546	4,332,336
Textron, Inc.	31,329	2,045,470
TransDigm Group, Inc.(1)	1,040	629,585
Triumph Group, Inc.(1)	14	214
		21,475,839
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc.(1)	21,591	652,480
Atlas Air Worldwide Holdings, Inc.(1)	8,253	575,317
CH Robinson Worldwide, Inc.	9,011	977,784
Expeditors International of Washington, Inc.	17,714	1,927,992
FedEx Corp.	22,638	5,084,042
Forward Air Corp.	6,170	574,982
GXO Logistics, Inc.(1)	5,201	282,258
Hub Group, Inc., Class A(1)	8,299	605,661
Radiant Logistics, Inc.(1)	2,853	18,915
United Parcel Service, Inc., Class B	47,643	8,682,937
XPO Logistics, Inc.(1)	3,426	183,085
		19,565,453
Airlines — 0.3%
Alaska Air Group, Inc.(1)	11,895	574,053
Allegiant Travel Co.(1)	3,443	514,556
American Airlines Group, Inc.(1)	30,652	547,751
Delta Air Lines, Inc.(1)	15,198	633,605
Hawaiian Holdings, Inc.(1)	10,255	182,026
JetBlue Airways Corp.(1)	45,648	490,260
Mesa Air Group, Inc.(1)	29	89

SkyWest, Inc.(1)	11,333	305,538
Southwest Airlines Co.(1)	43,849	2,010,915
Spirit Airlines, Inc.(1)	18,471	386,967
Sun Country Airlines Holdings, Inc.(1)	210	4,966
United Airlines Holdings, Inc.(1)	10,631	506,355
		6,157,081
Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	64,428	522,511
Aptiv PLC(1)	16,651	1,769,002
Autoliv, Inc.	14,717	1,178,537
BorgWarner, Inc.	40,210	1,621,267
Dana, Inc.	25,941	429,583
Dorman Products, Inc.(1)	3,232	326,594
Gentex Corp.	45,875	1,425,795
Gentherm, Inc.(1)	7,477	515,464
Goodyear Tire & Rubber Co.(1)	64,270	830,368
Lear Corp.	8,840	1,246,086
Modine Manufacturing Co.(1)	7,884	93,189
Motorcar Parts of America, Inc.(1)	86	1,275
Standard Motor Products, Inc.	1,030	41,149
Stoneridge, Inc.(1)	1,367	28,270
Visteon Corp.(1)	2,407	270,090
XPEL, Inc.(1)	621	32,056
		10,331,236
Automobiles — 1.1%
Ford Motor Co.	318,869	4,362,128
General Motors Co.(1)	114,645	4,434,469
Harley-Davidson, Inc.	28,494	1,002,419
Lucid Group, Inc.(1)	573	11,563
Rivian Automotive, Inc., Class A(1)	367	11,524
Tesla, Inc.(1)	18,904	14,334,147
Thor Industries, Inc.	6,224	472,837
Winnebago Industries, Inc.	8,704	430,413
		25,059,500
Banks — 5.8%
1st Source Corp.	879	41,331
ACNB Corp.	311	10,733
Allegiance Bancshares, Inc.	623	25,076
Amalgamated Financial Corp.	292	6,345
Amerant Bancorp, Inc.	1,415	41,686
American National Bankshares, Inc.	154	5,484
Ameris Bancorp	12,101	551,685
Arrow Financial Corp.	1,088	36,045
Associated Banc-Corp.	27,231	563,682
Atlantic Union Bankshares Corp.	6,709	236,559
Banc of California, Inc.	2,598	49,986
BancFirst Corp.	1,781	161,590
Bancorp, Inc.(1)	22,272	463,926
Bank First Corp.(2)	497	36,117
Bank of America Corp.	268,632	9,993,110
Bank of Hawaii Corp.	6,108	485,464
Bank of Marin Bancorp	359	11,811
Bank OZK	15,691	650,706
BankUnited, Inc.	14,447	601,862
Banner Corp.	4,945	287,354

Bar Harbor Bankshares	1,022	27,849
Baycom Corp.	25	579
BCB Bancorp, Inc.	604	12,183
Berkshire Hills Bancorp, Inc.	7,856	205,120
BOK Financial Corp.	1,859	160,190
Brookline Bancorp., Inc.	9,315	131,994
Business First Bancshares, Inc.	1,651	36,537
Byline Bancorp, Inc.	820	20,484
Cadence Bank	35,350	944,905
Cambridge Bancorp	5	418
Camden National Corp.	1,661	73,516
Capital City Bank Group, Inc.	1,070	29,211
Capstar Financial Holdings, Inc.	1,345	28,016
Carter Bankshares, Inc.(1)	2,725	40,303
Cathay General Bancorp.	13,696	563,043
CBTX, Inc.	154	4,377
Central Pacific Financial Corp.	3,426	82,704
Central Valley Community Bancorp	21	353
Citigroup, Inc.	115,704	6,179,751
Citizens & Northern Corp.	155	3,773
Citizens Financial Group, Inc.	52,305	2,164,381
City Holding Co.	1,033	84,799
Civista Bancshares, Inc.	355	7,579
CNB Financial Corp.	2,064	51,868
Coastal Financial Corp.(1)	264	10,417
Codorus Valley Bancorp, Inc.	16	373
Columbia Banking System, Inc.	7,379	222,477
Comerica, Inc.	19,534	1,625,424
Commerce Bancshares, Inc.	11,418	789,897
Community Bank System, Inc.	6,987	461,142
Community Trust Bancorp, Inc.	1,699	71,443
ConnectOne Bancorp, Inc.	4,665	128,567
CrossFirst Bankshares, Inc.(1)	2,277	30,580
Cullen/Frost Bankers, Inc.	5,074	634,149
Customers Bancorp, Inc.(1)	7,889	325,816
CVB Financial Corp.	13,605	337,132
Dime Community Bancshares, Inc.	2,182	68,602
Eagle Bancorp, Inc.	10,502	520,479
East West Bancorp, Inc.	20,466	1,505,070
Eastern Bankshares, Inc.	34,823	678,004
Enterprise Bancorp, Inc.	600	20,262
Enterprise Financial Services Corp.	2,393	110,820
Equity Bancshares, Inc., Class A	1,664	54,097
F.N.B. Corp.	67,165	816,055
Farmers & Merchants Bancorp, Inc.	260	10,478
Farmers National Banc Corp.	2,115	32,846
FB Financial Corp.	2,706	113,706
Fifth Third Bancorp	76,697	3,024,163
Financial Institutions, Inc.	2,042	57,482
First BanCorp	44,827	669,267
First Bancorp, Inc.	582	17,617
First Bancorp/Southern Pines NC	1,575	59,015
First Bancshares, Inc.	623	18,752
First Busey Corp.	6,648	155,896
First Business Financial Services, Inc.	299	10,286

First Citizens BancShares, Inc., Class A	2,033	1,423,913
First Commonwealth Financial Corp.	9,215	129,102
First Community Bankshares, Inc.	358	10,310
First Financial Bancorp	25,093	526,451
First Financial Bankshares, Inc.	13,296	548,327
First Financial Corp.	792	35,624
First Foundation, Inc.	5,504	124,115
First Hawaiian, Inc.	20,102	514,812
First Horizon Corp.	58,252	1,329,893
First Internet Bancorp	768	29,683
First Interstate Bancsystem, Inc., Class A	15,811	601,925
First Merchants Corp.	13,738	565,456
First Mid Bancshares, Inc.	1,142	42,996
First of Long Island Corp.	2,483	47,227
First Republic Bank	10,362	1,606,421
Flushing Financial Corp.	3,722	85,978
Fulton Financial Corp.	36,034	571,139
German American Bancorp, Inc.	1,612	61,304
Glacier Bancorp, Inc.	12,408	600,671
Great Southern Bancorp, Inc.	840	49,854
Guaranty Bancshares, Inc.	311	11,339
Hancock Whitney Corp.	12,732	634,563
Hanmi Financial Corp.	6,803	158,782
HarborOne Bancorp, Inc.	5,601	80,038
Heartland Financial USA, Inc.	11,882	525,541
Heritage Commerce Corp.	2,471	28,342
Heritage Financial Corp.	887	23,151
Hilltop Holdings, Inc.	17,977	539,490
Home BancShares, Inc.	19,035	430,001
HomeTrust Bancshares, Inc.	894	23,995
Hope Bancorp, Inc.	37,256	543,192
Horizon Bancorp, Inc.	2,959	53,173
Huntington Bancshares, Inc.	189,538	2,630,787
Independent Bank Corp. (Massachusetts)	7,837	652,822
Independent Bank Corp. (Michigan)	2,095	41,502
Independent Bank Group, Inc.	1,350	98,658
International Bancshares Corp.	14,189	594,945
JPMorgan Chase & Co.	127,341	16,838,300
KeyCorp	109,504	2,185,700
Lakeland Bancorp, Inc.	5,132	79,649
Lakeland Financial Corp.	2,956	213,305
Live Oak Bancshares, Inc.	7,763	311,762
M&T Bank Corp.	14,744	2,653,478
Macatawa Bank Corp.	2,744	25,437
MainStreet Bancshares, Inc.	72	1,787
Mercantile Bank Corp.	1,223	40,420
Metrocity Bankshares, Inc.	700	14,217
Metropolitan Bank Holding Corp.(1)	845	65,259
Mid Penn Bancorp, Inc.	308	8,461
Midland States Bancorp, Inc.	1,619	43,519
MidWestOne Financial Group, Inc.	888	27,022
MVB Financial Corp.	1,299	48,492
National Bank Holdings Corp., Class A	3,007	122,535
NBT Bancorp, Inc.	4,616	170,700
Nicolet Bankshares, Inc.(1)	707	56,461

Northeast Bank	475	17,960
Northrim BanCorp, Inc.	279	11,595
OceanFirst Financial Corp.	3,729	75,214
OFG Bancorp	13,649	386,813
Old National Bancorp.	47,335	752,626
Old Second Bancorp, Inc.	2,211	33,762
Origin Bancorp, Inc.	2,564	100,201
Orrstown Financial Services, Inc.	338	8,308
Pacific Premier Bancorp, Inc.	4,905	159,707
PacWest Bancorp	16,135	509,543
Park National Corp.	4,127	510,551
Parke Bancorp, Inc.	565	13,955
PCB Bancorp.	57	1,142
Peapack-Gladstone Financial Corp.	887	29,892
Peoples Bancorp, Inc.	2,044	58,418
Pinnacle Financial Partners, Inc.	6,491	528,497
PNC Financial Services Group, Inc.	23,157	4,061,969
Popular, Inc.	14,988	1,224,669
Preferred Bank	2,102	144,008
Premier Financial Corp.	6,467	175,708
Primis Financial Corp.	438	5,913
Professional Holding Corp., Class A(1)	461	10,170
Prosperity Bancshares, Inc.	8,226	596,385
QCR Holdings, Inc.	1,351	74,872
RBB Bancorp	626	13,434
Regions Financial Corp.	94,456	2,086,533
Renasant Corp.	6,451	199,594
Republic Bancorp, Inc., Class A	973	44,709
S&T Bancorp, Inc.	2,422	71,231
Sandy Spring Bancorp, Inc.	12,594	533,356
Seacoast Banking Corp. of Florida	16,259	556,708
ServisFirst Bancshares, Inc.	8,377	698,307
Shore Bancshares, Inc.	515	10,418
Sierra Bancorp	438	9,483
Signature Bank	6,188	1,338,279
Silvergate Capital Corp., Class A(1)	1,087	85,329
Simmons First National Corp., Class A	12,238	314,639
SmartFinancial, Inc.	343	8,884
South Plains Financial, Inc.	543	13,423
Southern First Bancshares, Inc.(1)	624	28,142
Southside Bancshares, Inc.	2,254	90,904
SouthState Corp.	8,089	653,753
Stock Yards Bancorp, Inc.	1,211	71,449
Summit Financial Group, Inc.	308	8,433
SVB Financial Group(1)	6,782	3,313,482
Synovus Financial Corp.	24,107	1,028,164
Texas Capital Bancshares, Inc.(1)	8,304	469,425
Tompkins Financial Corp.	841	64,093
Towne Bank	20,215	595,938
Trico Bancshares	1,763	79,934
TriState Capital Holdings, Inc.(1)	1,480	45,258
Triumph Bancorp, Inc.(1)	5,998	436,295
Truist Financial Corp.	73,998	3,680,661
Trustmark Corp.	18,530	539,038
U.S. Bancorp	77,581	4,117,224

UMB Financial Corp.	7,552	697,427
Umpqua Holdings Corp.	38,571	680,778
United Bankshares, Inc.	12,099	454,438
United Community Banks, Inc.	19,021	597,830
United Security Bancshares	415	3,266
Unity Bancorp, Inc.	355	10,295
Univest Financial Corp.	3,381	89,596
Valley National Bancorp	51,501	654,578
Veritex Holdings, Inc.	3,125	107,687
Washington Trust Bancorp, Inc.	1,879	94,326
Webster Financial Corp.	23,079	1,132,948
Wells Fargo & Co.	209,240	9,576,915
WesBanco, Inc.	16,897	575,512
West BanCorp, Inc.	1,287	32,754
Westamerica Bancorporation	2,373	142,878
Western Alliance Bancorp	14,182	1,153,989
Wintrust Financial Corp.	9,105	795,686
Zions Bancorp N.A.	24,831	1,416,360
		125,492,486
Beverages — 1.0%
Boston Beer Co., Inc., Class A(1)	701	249,065
Brown-Forman Corp., Class A	879	55,491
Brown-Forman Corp., Class B	21,561	1,425,613
Coca-Cola Co.	124,716	7,904,500
Coca-Cola Consolidated, Inc.	1,205	680,789
Constellation Brands, Inc., Class A	4,596	1,128,180
Duckhorn Portfolio, Inc.(1)	518	10,179
Keurig Dr Pepper, Inc.	15,773	547,954
Molson Coors Beverage Co., Class B	18,535	1,034,994
Monster Beverage Corp.(1)	18,905	1,684,814
National Beverage Corp.	5,101	253,163
PepsiCo, Inc.	47,266	7,928,872
		22,903,614
Biotechnology — 2.6%
AbbVie, Inc.	57,657	8,496,912
Agios Pharmaceuticals, Inc.(1)	224	4,361
Alector, Inc.(1)	12,589	111,539
Alkermes PLC(1)	5,157	153,936
Alnylam Pharmaceuticals, Inc.(1)	3,785	476,153
Amgen, Inc.	22,143	5,684,994
AnaptysBio, Inc.(1)	790	15,002
Arcus Biosciences, Inc.(1)	15,278	289,518
Arcutis Biotherapeutics, Inc.(1)	510	10,649
Arrowhead Pharmaceuticals, Inc.(1)	2,640	88,070
Atara Biotherapeutics, Inc.(1)	87	452
Atreca, Inc., Class A(1)	18	30
Avid Bioservices, Inc.(1)	4,107	54,911
BioCryst Pharmaceuticals, Inc.(1)	5,596	52,099
Biogen, Inc.(1)	12,883	2,576,600
Biohaven Pharmaceutical Holding Co. Ltd.(1)	4,929	708,445
BioMarin Pharmaceutical, Inc.(1)	7,996	600,739
Blueprint Medicines Corp.(1)	7,087	389,785
Catalyst Pharmaceuticals, Inc.(1)	12,846	92,491
Chinook Therapeutics, Inc.(1)	736	11,172
CRISPR Therapeutics AG(1)	2,333	135,431

CureVac NV(1)(2)	5,726	107,649
CytomX Therapeutics, Inc.(1)	9	14
Deciphera Pharmaceuticals, Inc.(1)	946	10,255
Denali Therapeutics, Inc.(1)	5,222	126,842
Dynavax Technologies Corp.(1)	27,906	330,965
Eagle Pharmaceuticals, Inc.(1)	711	33,204
Editas Medicine, Inc.(1)	28	319
Eiger BioPharmaceuticals, Inc.(1)	2	14
Emergent BioSolutions, Inc.(1)	8,913	293,772
Enanta Pharmaceuticals, Inc.(1)	286	11,420
Exact Sciences Corp.(1)	4,792	238,690
Exelixis, Inc.(1)	33,248	609,436
Gilead Sciences, Inc.	114,738	7,440,759
Gossamer Bio, Inc.(1)	63	444
Halozyme Therapeutics, Inc.(1)	30,960	1,423,541
Horizon Therapeutics PLC(1)	13,768	1,234,852
Incyte Corp.(1)	8,974	681,037
Intellia Therapeutics, Inc.(1)	1,261	58,183
Ionis Pharmaceuticals, Inc.(1)	5,223	190,744
Iovance Biotherapeutics, Inc.(1)	1,259	8,498
Ironwood Pharmaceuticals, Inc.(1)	50,286	566,723
iTeos Therapeutics, Inc.(1)	4,350	76,125
Krystal Biotech, Inc.(1)	396	23,316
Kura Oncology, Inc.(1)	836	11,002
Ligand Pharmaceuticals, Inc.(1)	1,347	119,762
Mirati Therapeutics, Inc.(1)	1,391	54,472
Mirum Pharmaceuticals, Inc.(1)	198	4,631
Moderna, Inc.(1)	34,409	5,000,660
Myriad Genetics, Inc.(1)	19,981	384,434
Neurocrine Biosciences, Inc.(1)	6,499	607,592
Novavax, Inc.(1)(2)	100	5,533
OPKO Health, Inc.(1)	6,740	20,220
PDL BioPharma, Inc.(1)	1,937	4,959
Point Biopharma Global, Inc.(1)	1,393	11,450
Protagonist Therapeutics, Inc.(1)	3	26
PTC Therapeutics, Inc.(1)	327	9,604
Regeneron Pharmaceuticals, Inc.(1)	10,985	7,302,169
REGENXBIO, Inc.(1)	5,365	112,880
Relay Therapeutics, Inc.(1)	607	9,882
Rigel Pharmaceuticals, Inc.(1)	5,348	9,680
Sage Therapeutics, Inc.(1)	14,486	452,977
Sangamo Therapeutics, Inc.(1)	33,268	121,428
Sarepta Therapeutics, Inc.(1)	340	24,759
Seagen, Inc.(1)	4,625	627,520
Syndax Pharmaceuticals, Inc.(1)	77	1,270
TCR2 Therapeutics, Inc.(1)	2	5
Travere Therapeutics, Inc.(1)	1,252	29,184
Turning Point Therapeutics, Inc.(1)	1,921	67,946
Ultragenyx Pharmaceutical, Inc.(1)	2,874	134,791
uniQure NV(1)(2)	6,773	97,260
United Therapeutics Corp.(1)	7,315	1,684,937
Vanda Pharmaceuticals, Inc.(1)	2,213	21,754
Vaxcyte, Inc.(1)	390	9,356
Vericel Corp.(1)	8	217
Vertex Pharmaceuticals, Inc.(1)	25,839	6,941,647

Vir Biotechnology, Inc.(1)	11,154	287,885
Xencor, Inc.(1)	4,520	100,932
Xenon Pharmaceuticals, Inc.(1)	1,433	37,760
		57,730,675
Building Products — 0.7%
Advanced Drainage Systems, Inc.	7,674	840,380
Allegion PLC	5,516	615,861
Alpha Pro Tech Ltd.(1)	26	117
AO Smith Corp.	17,971	1,080,417
Apogee Enterprises, Inc.	5,056	210,330
Armstrong Flooring, Inc.(1)	157	30
Armstrong World Industries, Inc.	8,602	718,267
Builders FirstSource, Inc.(1)	32,149	2,092,578
Carrier Global Corp.	15,313	601,954
CSW Industrials, Inc.	802	85,108
Fortune Brands Home & Security, Inc.	6,539	453,480
Gibraltar Industries, Inc.(1)	2,525	105,444
Hayward Holdings, Inc.(1)	690	10,557
Insteel Industries, Inc.	949	39,298
JELD-WEN Holding, Inc.(1)	21,618	407,067
Johnson Controls International PLC	16,938	923,290
Lennox International, Inc.	144	30,082
Masco Corp.	10,748	609,304
Masonite International Corp.(1)	5,743	527,380
Owens Corning	18,609	1,778,648
Patrick Industries, Inc.	3,425	205,877
Quanex Building Products Corp.	4,536	92,262
Resideo Technologies, Inc.(1)	433	10,227
Simpson Manufacturing Co., Inc.	6,194	671,120
Trane Technologies PLC	6,629	915,200
Trex Co., Inc.(1)	18,927	1,206,028
UFP Industries, Inc.	10,549	814,383
Zurn Water Solutions Corp.	1,210	34,872
		15,079,561
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	2,372	316,947
Ameriprise Financial, Inc.	14,979	4,138,248
Ares Management Corp., Class A	3,534	251,515
Artisan Partners Asset Management, Inc., Class A	15,354	589,747
B. Riley Financial, Inc.	8,950	486,432
Bank of New York Mellon Corp.	53,837	2,509,343
BGC Partners, Inc., Class A	22,375	72,943
BlackRock, Inc.	4,653	3,113,229
Blackstone, Inc.	26,722	3,147,584
Blue Owl Capital, Inc.	842	10,559
Brightsphere Investment Group, Inc.	23,461	478,370
Carlyle Group, Inc.	35,740	1,377,062
Cboe Global Markets, Inc.	5,179	581,653
Charles Schwab Corp.	81,617	5,721,352
CME Group, Inc.	14,032	2,789,983
Cohen & Steers, Inc.	6,440	490,792
Coinbase Global, Inc., Class A(1)	6,551	511,633
Cowen, Inc., Class A	4,092	108,602
Diamond Hill Investment Group, Inc.	264	49,405
Evercore, Inc., Class A	7,373	841,997

FactSet Research Systems, Inc.	2,038	778,068
Federated Hermes, Inc.	19,630	666,831
Franklin Resources, Inc.	18,663	505,394
Goldman Sachs Group, Inc.	24,754	8,090,845
Hamilton Lane, Inc., Class A	5,268	366,389
Houlihan Lokey, Inc.	12,300	1,057,062
Interactive Brokers Group, Inc., Class A	6,354	391,025
Intercontinental Exchange, Inc.	12,878	1,318,578
Invesco Ltd.	46,358	896,564
Janus Henderson Group PLC	34,553	971,285
KKR & Co., Inc.	62,735	3,438,505
Lazard Ltd., Class A	21,131	745,079
LPL Financial Holdings, Inc.	4,671	916,403
Manning & Napier, Inc.	797	10,122
MarketAxess Holdings, Inc.	1,497	421,675
Moelis & Co., Class A	13,981	655,989
Moody's Corp.	8,831	2,663,165
Morgan Stanley	102,863	8,860,619
Morningstar, Inc.	453	116,435
MSCI, Inc.	2,041	902,836
Nasdaq, Inc.	1,858	288,473
Northern Trust Corp.	19,920	2,226,060
Open Lending Corp., Class A(1)	12,053	158,617
Oppenheimer Holdings, Inc., Class A	986	35,210
Piper Sandler Cos.	4,451	586,597
Pzena Investment Management, Inc., Class A	14	99
Raymond James Financial, Inc.	22,489	2,214,942
S&P Global, Inc.	12,607	4,405,894
SEI Investments Co.	20,403	1,192,147
State Street Corp.	24,955	1,808,988
StepStone Group, Inc., Class A	366	9,977
Stifel Financial Corp.	16,006	1,027,105
StoneX Group, Inc.(1)	3,214	241,275
T. Rowe Price Group, Inc.	24,393	3,100,106
Tradeweb Markets, Inc., Class A	208	14,063
Victory Capital Holdings, Inc., Class A	5,009	141,655
Virtu Financial, Inc., Class A	23,186	605,850
Virtus Investment Partners, Inc.	1,744	335,999
WisdomTree Investments, Inc.	6,525	38,824
		79,792,146
Chemicals — 2.9%
AdvanSix, Inc.	10,264	475,531
Air Products and Chemicals, Inc.	11,242	2,767,331
Albemarle Corp.	11,321	2,948,215
American Vanguard Corp.	4,492	110,863
Ashland Global Holdings, Inc.	6,473	692,740
Avient Corp.	10,625	522,750
Axalta Coating Systems Ltd.(1)	20,754	563,679
Balchem Corp.	409	50,892
Cabot Corp.	15,103	1,141,938
Celanese Corp.	14,942	2,338,722
CF Industries Holdings, Inc.	34,316	3,389,391
Chase Corp.	413	33,366
Chemours Co.	38,500	1,658,965
Corteva, Inc.	61,369	3,842,927

Dow, Inc.	95,158	6,468,841
DuPont de Nemours, Inc.	35,557	2,412,542
Eastman Chemical Co.	19,419	2,139,197
Ecolab, Inc.	6,233	1,021,651
Ecovyst, Inc.	9,600	98,592
Element Solutions, Inc.	3,498	74,472
FMC Corp.	16,661	2,042,305
GCP Applied Technologies, Inc.(1)	3,963	123,329
H.B. Fuller Co.	359	25,518
Hawkins, Inc.	2,975	107,576
Huntsman Corp.	26,729	968,926
Ingevity Corp.(1)	9,233	643,355
Innospec, Inc.	6,327	645,544
International Flavors & Fragrances, Inc.	2,923	386,333
Intrepid Potash, Inc.(1)	1,937	127,590
Koppers Holdings, Inc.	1,797	48,699
Kronos Worldwide, Inc.	1,141	21,736
Linde PLC	17,463	5,669,887
Livent Corp.(1)	22,156	704,339
LSB Industries, Inc.(1)	5,855	117,803
LyondellBasell Industries NV, Class A	34,383	3,928,258
Minerals Technologies, Inc.	8,484	562,150
Mosaic Co.	59,084	3,701,613
NewMarket Corp.	1,843	607,305
Olin Corp.	26,520	1,744,751
Origin Materials, Inc.(1)	1,449	10,259
Orion Engineered Carbons SA	9,756	188,388
PPG Industries, Inc.	8,402	1,062,769
Quaker Chemical Corp.	78	12,199
Rayonier Advanced Materials, Inc.(1)	3,390	13,051
RPM International, Inc.	7,003	616,964
Scotts Miracle-Gro Co.	4,104	388,320
Sensient Technologies Corp.	7,487	654,663
Sherwin-Williams Co.	8,764	2,349,103
Stepan Co.	4,998	560,326
Trecora Resources(1)	63	614
Tredegar Corp.	3,451	41,792
Trinseo PLC	3,286	155,395
Tronox Holdings PLC, Class A	31,431	566,072
Valvoline, Inc.	5,296	177,204
Westlake Corp.	5,733	757,387
		62,484,128
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	625	30,219
ADT, Inc.	1,512	11,310
Aris Water Solution, Inc., Class A	532	10,869
Brady Corp., Class A	3,849	186,715
Brink's Co.	9,129	555,317
Casella Waste Systems, Inc., Class A(1)	2,453	175,586
Cimpress PLC(1)	4,832	210,578
Cintas Corp.	3,042	1,211,720
Civeo Corp.(1)	366	11,053
Clean Harbors, Inc.(1)	8,707	813,234
Copart, Inc.(1)	19,475	2,230,472
Deluxe Corp.	359	8,591

Ennis, Inc.	2,164	39,277
Healthcare Services Group, Inc.	20,481	351,659
Heritage-Crystal Clean, Inc.(1)	689	18,996
HNI Corp.	15,263	581,978
IAA, Inc.(1)	9,390	366,492
Interface, Inc.	4,450	64,035
KAR Auction Services, Inc.(1)	18,029	287,923
Kimball International, Inc., Class B	2,800	23,912
McGrath RentCorp	7,441	611,725
MSA Safety, Inc.	949	120,988
Pitney Bowes, Inc.	2,999	14,035
Quad/Graphics, Inc.(1)	695	2,794
Republic Services, Inc.	1,651	220,970
Rollins, Inc.	17,402	617,075
SP Plus Corp.(1)	323	10,323
Steelcase, Inc., Class A	9,768	119,756
Stericycle, Inc.(1)	86	4,347
Team, Inc.(1)	25	29
Tetra Tech, Inc.	3,129	422,321
UniFirst Corp.	2,821	461,064
VSE Corp.	354	13,756
Waste Connections, Inc.	6,669	850,564
Waste Management, Inc.	19,933	3,159,580
		13,819,263
Communications Equipment — 0.5%
ADTRAN, Inc.	1,030	19,086
Arista Networks, Inc.(1)	12,960	1,325,549
Ciena Corp.(1)	16,565	841,833
Cisco Systems, Inc.	96,936	4,366,967
CommScope Holding Co., Inc.(1)	15,893	119,356
EchoStar Corp., Class A(1)	5,523	132,718
Extreme Networks, Inc.(1)	4,953	49,134
F5, Inc.(1)	3,414	556,619
InterDigital, Inc.	8,974	585,912
Juniper Networks, Inc.	6,685	205,096
Lumentum Holdings, Inc.(1)	9,705	835,406
Motorola Solutions, Inc.	3,512	771,727
NETGEAR, Inc.(1)	2,159	41,129
NetScout Systems, Inc.(1)	1,432	49,161
Plantronics, Inc.(1)	750	29,610
Ubiquiti, Inc.(2)	199	52,050
ViaSat, Inc.(1)	14,607	576,830
Viavi Solutions, Inc.(1)	10,802	156,305
		10,714,488
Construction and Engineering — 0.4%
AECOM	831	58,045
Ameresco, Inc., Class A(1)	1,714	100,646
Arcosa, Inc.	10,469	553,496
Argan, Inc.	1,138	45,509
Comfort Systems USA, Inc.	5,233	469,505
Dycom Industries, Inc.(1)	7,255	675,513
EMCOR Group, Inc.	7,635	806,485
Fluor Corp.(1)	30,800	869,484
Granite Construction, Inc.	7,010	228,877
Great Lakes Dredge & Dock Corp.(1)	6,924	101,783

IES Holdings, Inc.(1)	284	8,773
INNOVATE Corp.(1)(2)	1,669	4,056
MasTec, Inc.(1)	11,280	942,895
Matrix Service Co.(1)	30	181
MDU Resources Group, Inc.	18,207	498,508
MYR Group, Inc.(1)	6,709	614,612
Northwest Pipe Co.(1)	90	3,007
NV5 Global, Inc.(1)	86	10,593
Primoris Services Corp.	18,666	453,210
Quanta Services, Inc.	20,490	2,438,310
Sterling Construction Co., Inc.(1)	5,109	125,732
Tutor Perini Corp.(1)	2,982	30,237
Valmont Industries, Inc.	1,404	360,477
WillScot Mobile Mini Holdings Corp.(1)	11,673	417,076
		9,817,010
Construction Materials — 0.2%
Eagle Materials, Inc.	7,668	1,001,134
Martin Marietta Materials, Inc.	4,198	1,424,717
Summit Materials, Inc., Class A(1)	5,379	146,901
Vulcan Materials Co.	6,544	1,078,909
		3,651,661
Consumer Finance — 1.3%
Ally Financial, Inc.	60,030	2,643,721
American Express Co.	31,262	5,277,651
Atlanticus Holdings Corp.(1)	921	35,836
Capital One Financial Corp.	42,150	5,389,299
Consumer Portfolio Services, Inc.(1)	758	10,263
Credit Acceptance Corp.(1)(2)	1,383	823,314
Discover Financial Services	41,852	4,749,783
Encore Capital Group, Inc.(1)	8,337	509,474
Enova International, Inc.(1)	12,270	387,487
EZCORP, Inc., Class A(1)	5,523	41,864
FirstCash Holdings, Inc.	555	41,431
Green Dot Corp., Class A(1)	12,445	358,914
LendingClub Corp.(1)	5,000	78,600
Navient Corp.	42,980	687,680
Nelnet, Inc., Class A	4,960	420,062
OneMain Holdings, Inc.	25,348	1,116,833
PRA Group, Inc.(1)	2,667	98,679
PROG Holdings, Inc.(1)	11,725	342,253
Regional Management Corp.	1,045	49,721
SLM Corp.	83,051	1,626,969
SoFi Technologies, Inc.(1)	1,427	10,674
Synchrony Financial	77,774	2,880,749
World Acceptance Corp.(1)(2)	565	83,660
		27,664,917
Containers and Packaging — 0.6%
Amcor PLC	47,920	627,752
AptarGroup, Inc.	7,342	786,255
Avery Dennison Corp.	8,281	1,428,969
Ball Corp.	12,006	851,105
Berry Global Group, Inc.(1)	11,187	652,538
Crown Holdings, Inc.	6,544	683,455
Graphic Packaging Holding Co.	38,129	848,752
Greif, Inc., Class A	613	36,455

Greif, Inc., Class B	16	947
International Paper Co.	33,438	1,620,071
Myers Industries, Inc.	5,739	136,588
O-I Glass, Inc.(1)	5,433	89,373
Packaging Corp. of America	14,339	2,255,238
Sealed Air Corp.	6,787	422,016
Silgan Holdings, Inc.	1,564	68,519
Sonoco Products Co.	21,009	1,228,396
WestRock Co.	38,102	1,847,566
		13,583,995
Distributors — 0.3%
Funko, Inc., Class A(1)	2	41
Genuine Parts Co.	22,833	3,121,956
LKQ Corp.	25,014	1,285,469
Pool Corp.	4,838	1,928,524
		6,335,990
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.(1)	11,706	381,850
American Public Education, Inc.(1)	23	321
Bright Horizons Family Solutions, Inc.(1)	1,692	153,211
Carriage Services, Inc.	255	10,294
Chegg, Inc.(1)	550	10,703
frontdoor, Inc.(1)	5,205	128,772
Graham Holdings Co., Class B	61	37,394
Grand Canyon Education, Inc.(1)	6,221	554,726
H&R Block, Inc.	2,455	86,514
Laureate Education, Inc., Class A	12,157	154,759
OneSpaWorld Holdings Ltd.(1)	1,679	15,783
Perdoceo Education Corp.(1)	5,644	61,576
Service Corp. International	10,172	712,345
Strategic Education, Inc.	353	23,234
Stride, Inc.(1)	1,135	44,390
Terminix Global Holdings, Inc.(1)	623	27,044
Universal Technical Institute, Inc.(1)	767	6,964
		2,409,880
Diversified Financial Services — 1.0%
A-Mark Precious Metals, Inc.	128	9,732
Acacia Research Corp.(1)	1,942	9,283
Alerus Financial Corp.	981	24,917
Apollo Global Management, Inc.	42,625	2,456,905
Berkshire Hathaway, Inc., Class B(1)	42,951	13,571,657
Cannae Holdings, Inc.(1)	3,787	76,762
Equitable Holdings, Inc.	78,341	2,382,350
Jefferies Financial Group, Inc.	37,088	1,224,646
Voya Financial, Inc.	23,079	1,583,450
		21,339,702
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	259,685	5,528,694
ATN International, Inc.	811	35,757
Cogent Communications Holdings, Inc.	1,026	61,960
Consolidated Communications Holdings, Inc.(1)	412	2,727
IDT Corp., Class B(1)	4,030	111,067
Iridium Communications, Inc.(1)	20,290	752,962
Lumen Technologies, Inc.	50,762	621,327

Verizon Communications, Inc.	240,669	12,343,913
		19,458,407
Electric Utilities — 1.9%
ALLETE, Inc.	2,445	151,639
Alliant Energy Corp.	14,809	945,110
American Electric Power Co., Inc.	31,762	3,240,677
Avangrid, Inc.	1,047	49,827
Brookfield Renewable Corp., Class A	267	9,660
Constellation Energy Corp.	26,245	1,629,290
Duke Energy Corp.	16,782	1,888,311
Edison International	33,057	2,311,015
Entergy Corp.	20,399	2,454,408
Evergy, Inc.	23,193	1,622,118
Eversource Energy	22,887	2,112,928
Exelon Corp.	80,436	3,953,429
FirstEnergy Corp.	29,422	1,263,969
Hawaiian Electric Industries, Inc.	15,276	659,465
IDACORP, Inc.	5,834	636,023
MGE Energy, Inc.	359	28,494
NextEra Energy, Inc.	38,409	2,907,177
NRG Energy, Inc.	25,275	1,163,661
OGE Energy Corp.	26,879	1,110,103
Otter Tail Corp.	6,086	397,963
PG&E Corp.(1)	176,274	2,150,543
Pinnacle West Capital Corp.	12,654	982,583
PNM Resources, Inc.	2,216	105,326
Portland General Electric Co.	14,026	690,780
PPL Corp.	68,896	2,079,281
Southern Co.	54,039	4,088,591
Via Renewables, Inc.	2	17
Xcel Energy, Inc.	39,797	2,998,306
		41,630,694
Electrical Equipment — 0.5%
Acuity Brands, Inc.	4,611	807,017
AMETEK, Inc.	8,377	1,017,554
Atkore, Inc.(1)	11,764	1,281,335
AZZ, Inc.	10,107	452,389
Bloom Energy Corp., Class A(1)	1,598	27,997
Eaton Corp. PLC	9,061	1,255,855
Emerson Electric Co.	22,032	1,953,357
Encore Wire Corp.	5,452	681,609
EnerSys	154	10,429
FREYR Battery SA(1)	1,185	10,049
Generac Holdings, Inc.(1)	2,973	734,569
GrafTech International Ltd.	1,176	10,208
Hubbell, Inc.	2,887	548,126
LSI Industries, Inc.	925	6,179
nVent Electric PLC	2,488	88,075
Orion Energy Systems, Inc.(1)	35	78
Plug Power, Inc.(1)(2)	6,250	115,500
Regal Rexnord Corp.	4,609	575,894
Rockwell Automation, Inc.	5,699	1,215,027
Sensata Technologies Holding PLC	1,907	91,593
Sunrun, Inc.(1)	9,611	251,039
Thermon Group Holdings, Inc.(1)	1	16

TPI Composites, Inc.(1)	9,619	132,646
		11,266,541
Electronic Equipment, Instruments and Components — 1.2%
AEye, Inc.(1)	1,934	11,333
Amphenol Corp., Class A	12,811	907,787
Arrow Electronics, Inc.(1)	13,264	1,600,302
Avnet, Inc.	15,598	755,723
Badger Meter, Inc.	6,687	529,209
Belden, Inc.	515	29,654
Benchmark Electronics, Inc.	8,576	218,602
CDW Corp.	8,032	1,364,315
Cognex Corp.	7,320	354,434
Coherent, Inc.(1)	2,459	666,291
Corning, Inc.	96,418	3,453,693
CTS Corp.	2,160	87,847
Dolby Laboratories, Inc., Class A	6,746	523,624
ePlus, Inc.(1)	8,633	489,836
Fabrinet(1)	2,388	207,446
FARO Technologies, Inc.(1)	666	21,459
Flex Ltd.(1)	70,366	1,201,148
II-VI, Inc.(1)	6,248	390,500
Insight Enterprises, Inc.(1)	7,543	745,399
IPG Photonics Corp.(1)	2,494	263,092
Jabil, Inc.	29,250	1,799,460
Keysight Technologies, Inc.(1)	12,993	1,891,781
Kimball Electronics, Inc.(1)	3,734	70,983
Knowles Corp.(1)	4,003	76,938
Littelfuse, Inc.	376	101,595
Methode Electronics, Inc.	1,899	85,550
National Instruments Corp.	12,915	456,158
Novanta, Inc.(1)	606	74,514
OSI Systems, Inc.(1)	3,703	310,756
PC Connection, Inc.	286	12,787
Plexus Corp.(1)	6,922	586,986
Rogers Corp.(1)	2,559	679,107
Sanmina Corp.(1)	14,946	655,980
ScanSource, Inc.(1)	3,147	121,915
TD SYNNEX Corp.	9,785	1,016,172
TE Connectivity Ltd.	18,691	2,418,428
Teledyne Technologies, Inc.(1)	1,939	785,586
Trimble, Inc.(1)	7,087	482,270
TTM Technologies, Inc.(1)	20,786	297,032
Vishay Intertechnology, Inc.	30,815	629,859
Vishay Precision Group, Inc.(1)	537	16,325
Vontier Corp.	3,889	104,303
Zebra Technologies Corp., Class A(1)	1,706	576,952
		27,073,131
Energy Equipment and Services — 0.9%
Archrock, Inc.	67,652	678,550
Baker Hughes Co.	42,021	1,511,916
Bristow Group, Inc.(1)	2,144	68,158
Cactus, Inc., Class A	11,185	586,318
ChampionX Corp.	12,791	297,647
Core Laboratories NV	382	10,765
DMC Global, Inc.(1)	932	25,788

Dril-Quip, Inc.(1)	7,995	251,363
Expro Group Holdings NV(1)	1,950	26,656
Exterran Corp.(1)	1,701	10,393
Halliburton Co.	146,439	5,930,779
Helix Energy Solutions Group, Inc.(1)	10,604	49,203
Helmerich & Payne, Inc.	16,098	810,534
Liberty Energy, Inc., Class A(1)	4,982	81,057
Nabors Industries Ltd.(1)	2,715	452,781
National Energy Services Reunited Corp.(1)	1,433	10,690
Newpark Resources, Inc.(1)	2,273	9,774
NexTier Oilfield Solutions, Inc.(1)	12,299	134,059
Noble Corp.(1)	7,963	288,898
NOV, Inc.	83,938	1,678,760
Oceaneering International, Inc.(1)	44,493	565,951
Oil States International, Inc.(1)	1,064	8,235
Patterson-UTI Energy, Inc.	60,126	1,147,204
ProPetro Holding Corp.(1)	22,073	288,053
RPC, Inc.(1)	1,677	15,697
Schlumberger NV	39,716	1,825,347
SEACOR Marine Holdings, Inc.(1)	90	801
Select Energy Services, Inc., Class A(1)	3,771	31,940
Solaris Oilfield Infrastructure, Inc., Class A	912	12,294
TechnipFMC PLC(1)	64,214	529,123
TETRA Technologies Inc(1)	15,000	75,300
Tidewater, Inc.(1)	2,743	69,809
Transocean Ltd.(1)	100,559	414,303
US Silica Holdings, Inc.(1)	21,413	378,582
Valaris Ltd.(1)	167	9,928
Weatherford International PLC(1)	19,978	676,055
		18,962,711
Entertainment — 0.7%
Activision Blizzard, Inc.	18,758	1,460,873
AMC Entertainment Holdings, Inc., Class A(1)	19,152	274,640
Electronic Arts, Inc.	10,681	1,480,921
IMAX Corp.(1)	1,784	30,899
Liberty Media Corp.-Liberty Braves, Class C(1)	404	9,918
Liberty Media Corp.-Liberty Formula One, Class A(1)	178	10,150
Liberty Media Corp.-Liberty Formula One, Class C(1)	11,441	712,660
Live Nation Entertainment, Inc.(1)	4,537	431,242
Madison Square Garden Entertainment Corp.(1)	3,402	230,622
Madison Square Garden Sports Corp.(1)	509	83,405
Marcus Corp.(1)	1,831	28,692
Netflix, Inc.(1)	15,967	3,152,524
Playstudios, Inc.(1)	6,205	38,905
Playtika Holding Corp.(1)	3,017	44,682
Roku, Inc.(1)	1,695	160,855
Take-Two Interactive Software, Inc.(1)	15,510	1,931,502
Walt Disney Co.(1)	28,580	3,156,375
Warner Bros Discovery, Inc.(1)	70,656	1,303,603
World Wrestling Entertainment, Inc., Class A	10,964	732,066
		15,274,534
Food and Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	449	13,717
Andersons, Inc.	2,321	87,293
BJ's Wholesale Club Holdings, Inc.(1)	8,600	497,682

Casey's General Stores, Inc.	6,761	1,416,700
Costco Wholesale Corp.	29,708	13,850,464
HF Foods Group, Inc.(1)	3	16
Ingles Markets, Inc., Class A	4,231	376,813
Kroger Co.	107,082	5,672,134
Natural Grocers by Vitamin Cottage, Inc.	24	424
Performance Food Group Co.(1)	29,874	1,294,739
PriceSmart, Inc.	6,697	526,585
SpartanNash Co.	7,588	261,103
Sprouts Farmers Market, Inc.(1)	31,000	839,790
Sysco Corp.	23,857	2,008,282
United Natural Foods, Inc.(1)	16,831	713,803
US Foods Holding Corp.(1)	2,116	70,082
Village Super Market, Inc., Class A	991	23,526
Walgreens Boots Alliance, Inc.	49,651	2,176,203
Walmart, Inc.	79,981	10,287,956
Weis Markets, Inc.	3,812	280,258
		40,397,570
Food Products — 1.2%
Archer-Daniels-Midland Co.	32,507	2,952,286
B&G Foods, Inc.	21,650	489,506
Bunge Ltd.	21,359	2,527,197
Cal-Maine Foods, Inc.	424	20,238
Calavo Growers, Inc.	780	26,559
Campbell Soup Co.	13,264	635,478
Conagra Brands, Inc.	2,867	94,296
Darling Ingredients, Inc.(1)	22,390	1,792,767
Flowers Foods, Inc.	31,521	869,980
Fresh Del Monte Produce, Inc.	5,295	135,234
General Mills, Inc.	13,912	971,753
Hain Celestial Group, Inc.(1)	11,279	297,202
Hershey Co.	13,223	2,799,441
Hormel Foods Corp.	13,081	636,652
Hostess Brands, Inc.(1)	6,671	141,759
Ingredion, Inc.	11,188	1,059,392
J&J Snack Foods Corp.	363	46,544
J.M. Smucker Co.	10,089	1,264,858
John B Sanfilippo & Son, Inc.	1,089	83,178
Kellogg Co.	9,685	675,432
Kraft Heinz Co.	24,218	916,167
Lamb Weston Holdings, Inc.	17,739	1,198,802
Lancaster Colony Corp.	805	98,129
Landec Corp.(1)	471	4,474
McCormick & Co., Inc.	5,389	499,668
Mondelez International, Inc., Class A	41,342	2,627,698
Pilgrim's Pride Corp.(1)	7,154	238,371
Post Holdings, Inc.(1)	581	47,776
Sanderson Farms, Inc.	5,153	1,028,023
Seaboard Corp.	9	37,254
Seneca Foods Corp., Class A(1)	779	44,286
Simply Good Foods Co.(1)	3,679	147,013
Tootsie Roll Industries, Inc.	672	22,223
TreeHouse Foods, Inc.(1)	10	411
Tyson Foods, Inc., Class A	31,262	2,801,388
		27,231,435

Gas Utilities — 0.2%
Atmos Energy Corp.	6,096	709,026
Chesapeake Utilities Corp.	362	48,352
Macquarie Infrastructure Holdings LLC	11,234	42,914
National Fuel Gas Co.	10,878	799,859
New Jersey Resources Corp.	15,929	731,459
Northwest Natural Holding Co.	5,876	319,008
ONE Gas, Inc.	2,934	255,317
South Jersey Industries, Inc.	4,032	140,515
Southwest Gas Holdings, Inc.	107	9,965
Star Group LP	994	9,990
UGI Corp.	14,704	628,449
		3,694,854
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	53,180	6,246,523
ABIOMED, Inc.(1)	2,095	552,452
Align Technology, Inc.(1)	4,588	1,273,812
AngioDynamics, Inc.(1)	1,618	31,761
Apyx Medical Corp.(1)	34	206
Atrion Corp.	38	23,894
Avanos Medical, Inc.(1)	2,943	84,435
Axogen, Inc.(1)	60	580
Baxter International, Inc.	14,029	1,066,906
Becton Dickinson and Co.	4,740	1,212,492
Boston Scientific Corp.(1)	38,085	1,561,866
Cardiovascular Systems, Inc.(1)	609	9,902
CONMED Corp.	89	10,350
Cooper Cos., Inc.	2,339	820,381
Danaher Corp.	11,565	3,051,078
DENTSPLY SIRONA, Inc.	11,281	446,276
DexCom, Inc.(1)	1,864	555,360
Edwards Lifesciences Corp.(1)	25,423	2,563,910
Embecta Corp.(1)	834	20,667
Enovis Corp.(1)	1,662	110,257
Envista Holdings Corp.(1)	378	16,269
Glaukos Corp.(1)	1,204	49,159
Globus Medical, Inc., Class A(1)	3,739	249,017
Haemonetics Corp.(1)	6,812	430,927
Hologic, Inc.(1)	27,088	2,038,914
ICU Medical, Inc.(1)	280	50,859
IDEXX Laboratories, Inc.(1)	7,190	2,815,748
Insulet Corp.(1)	1,948	415,859
Integer Holdings Corp.(1)	5,726	456,820
Integra LifeSciences Holdings Corp.(1)	2,696	168,877
Intuitive Surgical, Inc.(1)	10,933	2,488,788
Lantheus Holdings, Inc.(1)	19,901	1,363,617
LeMaitre Vascular, Inc.	224	10,241
LENSAR, Inc.(1)	146	988
Masimo Corp.(1)	2,255	316,670
Medtronic PLC	33,080	3,312,962
Meridian Bioscience, Inc.(1)	14,291	393,003
Merit Medical Systems, Inc.(1)	9,411	577,741
Natus Medical, Inc.(1)	2,335	76,565
Neogen Corp.(1)	1,414	37,414
Novocure Ltd.(1)	390	31,348

NuVasive, Inc.(1)	11,314	649,537
OraSure Technologies, Inc.(1)	69	286
Orthofix Medical, Inc.(1)	1,659	45,606
Outset Medical, Inc.(1)	446	9,723
Penumbra, Inc.(1)	403	59,209
PROCEPT BioRobotics Corp.(1)	248	9,702
QuidelOrtho Corp.(1)	6,712	637,841
ResMed, Inc.	5,831	1,186,375
Shockwave Medical, Inc.(1)	21	3,448
STERIS PLC	3,194	728,871
Stryker Corp.	7,228	1,694,966
Surmodics, Inc.(1)	815	31,973
Tandem Diabetes Care, Inc.(1)	97	6,613
Teleflex, Inc.	1,082	311,335
Varex Imaging Corp.(1)	889	20,483
West Pharmaceutical Services, Inc.	4,999	1,551,590
Zimmer Biomet Holdings, Inc.	7,811	938,960
Zimvie, Inc.(1)	38	827
		42,832,239
Health Care Providers and Services — 2.5%
Acadia Healthcare Co., Inc.(1)	2,319	165,043
agilon health, Inc.(1)	515	9,837
Amedisys, Inc.(1)	594	68,851
AmerisourceBergen Corp.	7,050	1,091,269
AMN Healthcare Services, Inc.(1)	6,567	636,342
Anthem, Inc.	19,472	9,923,126
Apollo Medical Holdings, Inc.(1)	2,255	84,653
Brookdale Senior Living, Inc.(1)	93,183	531,143
Cardinal Health, Inc.	15,100	850,432
Centene Corp.(1)	62,339	5,076,888
Chemed Corp.	1,163	563,357
Cigna Corp.	10,053	2,697,119
CorVel Corp.(1)	1,026	153,038
CVS Health Corp.	20,960	2,027,880
DaVita, Inc.(1)	2,013	196,247
Encompass Health Corp.	1,651	108,207
Ensign Group, Inc.	11,320	918,844
Fulgent Genetics, Inc.(1)	7,305	398,196
HCA Healthcare, Inc.	8,010	1,685,304
HealthEquity, Inc.(1)	86	5,382
Henry Schein, Inc.(1)	8,204	702,591
Humana, Inc.	8,445	3,835,972
Joint Corp.(1)	250	4,170
Laboratory Corp. of America Holdings	9,630	2,375,914
LHC Group, Inc.(1)	60	10,000
McKesson Corp.	4,816	1,582,971
ModivCare, Inc.(1)	4,781	456,251
Molina Healthcare, Inc.(1)	10,114	2,935,285
National Healthcare Corp.	1,182	83,083
National Research Corp.	715	25,661
Option Care Health, Inc.(1)	350	10,626
Owens & Minor, Inc.	18,834	656,930
Patterson Cos., Inc.	19,031	601,189
Premier, Inc., Class A	15,744	588,983
Quest Diagnostics, Inc.	4,662	657,435

R1 RCM, Inc.(1)	20,596	442,196
RadNet, Inc.(1)	2,728	56,006
Select Medical Holdings Corp.	9	219
Tenet Healthcare Corp.(1)	8,418	544,729
Tivity Health, Inc.(1)	3,479	112,720
UnitedHealth Group, Inc.	19,662	9,767,688
Universal Health Services, Inc., Class B	10,659	1,328,218
		53,969,995
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.(1)	32,137	549,221
Cerner Corp.	28,353	2,689,282
Change Healthcare, Inc.(1)	26,843	646,648
Evolent Health, Inc., Class A(1)	20,581	578,943
HealthStream, Inc.(1)	99	2,017
Inspire Medical Systems, Inc.(1)	57	10,079
NextGen Healthcare, Inc.(1)	3,134	56,757
Omnicell, Inc.(1)	1,101	122,387
Simulations Plus, Inc.	220	10,446
Teladoc Health, Inc.(1)(2)	2,766	94,293
Veeva Systems, Inc., Class A(1)	4,016	683,764
		5,443,837
Hotels, Restaurants and Leisure — 1.2%
Accel Entertainment, Inc.(1)	1,137	12,314
Airbnb, Inc., Class A(1)	91	10,999
Aramark	8,867	305,646
BJ's Restaurants, Inc.(1)	2,004	52,645
Bloomin' Brands, Inc.	17,113	361,255
Boyd Gaming Corp.	10,841	637,126
Brinker International, Inc.(1)	634	19,242
Caesars Entertainment, Inc.(1)	8,980	450,527
Carnival Corp.(1)	32,033	444,618
Carrols Restaurant Group, Inc.	62	114
Century Casinos, Inc.(1)	4	35
Cheesecake Factory, Inc.	14,858	485,262
Chipotle Mexican Grill, Inc.(1)	1,219	1,709,708
Choice Hotels International, Inc.	774	98,987
Churchill Downs, Inc.	2,885	584,011
Chuy's Holdings, Inc.(1)	1,418	32,033
Cracker Barrel Old Country Store, Inc.	4,631	472,408
Darden Restaurants, Inc.	16,202	2,025,250
Dave & Buster's Entertainment, Inc.(1)	1,415	53,614
Denny's Corp.(1)	344	3,564
Domino's Pizza, Inc.	1,113	404,208
Everi Holdings, Inc.(1)	591	10,579
Fiesta Restaurant Group, Inc.(1)	103	767
Golden Entertainment, Inc.(1)	2,397	113,330
Hilton Grand Vacations, Inc.(1)	19,782	905,027
Hilton Worldwide Holdings, Inc.	6,695	943,058
Hyatt Hotels Corp., Class A(1)	3,858	341,009
Jack in the Box, Inc.	263	17,963
Krispy Kreme, Inc.	692	10,255
Las Vegas Sands Corp.(1)	15,707	556,970
Lindblad Expeditions Holdings, Inc.(1)	902	12,953
Marriott International, Inc., Class A	10,684	1,833,161
Marriott Vacations Worldwide Corp.	359	53,031

McDonald's Corp.	14,176	3,575,329
MGM Resorts International	23,301	814,836
Monarch Casino & Resort, Inc.(1)	1,678	113,852
Noodles & Co.(1)	6,097	40,240
Norwegian Cruise Line Holdings Ltd.(1)	30,135	482,461
Papa John's International, Inc.	432	38,020
Penn National Gaming, Inc.(1)	15,952	509,826
Planet Fitness, Inc., Class A(1)	1,071	75,366
Playa Hotels & Resorts NV(1)	3,791	32,754
RCI Hospitality Holdings, Inc.	272	15,703
Red Robin Gourmet Burgers, Inc.(1)	318	3,129
Red Rock Resorts, Inc., Class A	11,043	427,695
Royal Caribbean Cruises Ltd.(1)	9,555	554,859
Ruth's Hospitality Group, Inc.	1,648	30,373
Scientific Games Corp., Class A(1)	1,694	89,443
SeaWorld Entertainment, Inc.(1)	11,248	609,417
Shake Shack, Inc., Class A(1)	228	11,092
Six Flags Entertainment Corp.(1)	1,211	35,543
Starbucks Corp.	24,477	1,921,445
Target Hospitality Corp.(1)	1,661	10,547
Texas Roadhouse, Inc.	10,286	801,999
Travel + Leisure Co.	8,354	426,973
Vail Resorts, Inc.	1,707	430,522
Wendy's Co.	28,432	529,972
Wingstop, Inc.	350	27,881
Wyndham Hotels & Resorts, Inc.	359	28,767
Wynn Resorts Ltd.(1)	10,957	724,258
Yum! Brands, Inc.	7,131	866,203
		26,190,174
Household Durables — 0.9%
Beazer Homes USA, Inc.(1)	3,612	58,551
Cavco Industries, Inc.(1)	1,875	416,550
Century Communities, Inc.	9,911	538,861
D.R. Horton, Inc.	20,917	1,571,913
Ethan Allen Interiors, Inc.	2,011	46,776
Garmin Ltd.	8,046	849,818
GoPro, Inc., Class A(1)	15,431	106,628
Green Brick Partners, Inc.(1)	819	19,918
Installed Building Products, Inc.	2,329	222,513
iRobot Corp.(1)	3,566	169,706
KB Home	12,085	416,812
La-Z-Boy, Inc.	17,579	448,792
Legacy Housing Corp.(1)	63	987
Leggett & Platt, Inc.	1,379	54,015
Lennar Corp., B Shares	157	10,546
Lennar Corp., Class A	25,530	2,048,782
LGI Homes, Inc.(1)	1,013	99,264
Lifetime Brands, Inc.	86	981
M.D.C. Holdings, Inc.	2,186	83,461
M/I Homes, Inc.(1)	10,184	476,102
Meritage Homes Corp.(1)	7,218	615,768
Mohawk Industries, Inc.(1)	10,427	1,475,003
Newell Brands, Inc.	59,166	1,268,519
NVR, Inc.(1)	252	1,121,556
PulteGroup, Inc.	40,159	1,817,596

Skyline Champion Corp.(1)	6,007	319,152
Sonos, Inc.(1)	26,254	581,001
Taylor Morrison Home Corp.(1)	21,048	609,761
Tempur Sealy International, Inc.	18,980	500,503
Toll Brothers, Inc.	20,790	1,049,271
TopBuild Corp.(1)	158	31,167
Tri Pointe Homes, Inc.(1)	28,713	604,983
Universal Electronics, Inc.(1)	924	24,763
Whirlpool Corp.	9,894	1,822,871
		19,482,890
Household Products — 0.8%
Central Garden & Pet Co.(1)	35	1,581
Central Garden & Pet Co., Class A(1)	13,961	590,969
Church & Dwight Co., Inc.	10,882	980,033
Clorox Co.	7,623	1,108,079
Colgate-Palmolive Co.	35,668	2,810,995
Energizer Holdings, Inc.	1,917	57,491
Kimberly-Clark Corp.	13,846	1,841,795
Procter & Gamble Co.	59,475	8,795,163
Spectrum Brands Holdings, Inc.	9,145	802,383
WD-40 Co.	624	117,805
		17,106,294
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	104,404	2,301,064
Clearway Energy, Inc., Class A	6,058	197,248
Clearway Energy, Inc., Class C	14,390	504,369
NextEra Energy Partners LP	8,009	573,845
Ormat Technologies, Inc.	7,387	620,213
Sunnova Energy International, Inc.(1)	3,546	70,920
Vistra Corp.	76,434	2,015,565
		6,283,224
Industrial Conglomerates — 0.5%
3M Co.	15,781	2,355,946
Carlisle Cos., Inc.	5,447	1,385,880
General Electric Co.	23,322	1,825,879
Honeywell International, Inc.	19,569	3,788,950
Roper Technologies, Inc.	1,404	621,186
		9,977,841
Insurance — 3.6%
Aflac, Inc.	55,298	3,349,400
Alleghany Corp.(1)	902	752,070
Allstate Corp.	34,458	4,710,064
Ambac Financial Group, Inc.(1)	5	54
American Equity Investment Life Holding Co.	18,430	741,992
American Financial Group, Inc.	12,314	1,739,968
American International Group, Inc.	83,690	4,910,929
AMERISAFE, Inc.	1,550	78,120
Aon PLC, Class A	9,272	2,556,012
Arch Capital Group Ltd.(1)	34,710	1,647,337
Argo Group International Holdings Ltd.	3,438	145,634
Arthur J. Gallagher & Co.	7,182	1,163,053
Assurant, Inc.	6,048	1,068,621
Assured Guaranty Ltd.	11,261	662,710
Axis Capital Holdings Ltd.	15,782	924,352
Brighthouse Financial, Inc.(1)	13,142	645,535

Brown & Brown, Inc.	1,741	103,363
Chubb Ltd.	19,815	4,186,711
Cincinnati Financial Corp.	11,547	1,476,399
CNA Financial Corp.	359	16,457
CNO Financial Group, Inc.	25,438	523,260
Employers Holdings, Inc.	1,505	62,322
Enstar Group Ltd.(1)	582	134,983
Erie Indemnity Co., Class A	1,793	300,776
Everest Re Group Ltd.	3,141	887,333
Fidelity National Financial, Inc.	47,377	2,004,047
First American Financial Corp.	20,071	1,216,102
Genworth Financial, Inc., Class A(1)	151,222	612,449
Globe Life, Inc.	12,360	1,205,965
Greenlight Capital Re Ltd., A Shares(1)	438	3,425
Hallmark Financial Services, Inc.(1)	138	395
Hanover Insurance Group, Inc.	4,927	722,298
Hartford Financial Services Group, Inc.	54,524	3,953,535
HCI Group, Inc.(2)	444	30,179
Horace Mann Educators Corp.	14,086	569,920
James River Group Holdings Ltd.	1,650	42,158
Kemper Corp.	7,926	418,731
Kinsale Capital Group, Inc.	1,335	293,540
Lincoln National Corp.	16,851	976,178
Loews Corp.	18,512	1,212,351
Markel Corp.(1)	575	787,422
Marsh & McLennan Cos., Inc.	10,195	1,630,690
MBIA, Inc.(1)	2,999	42,016
Mercury General Corp.	3,695	180,870
MetLife, Inc.	50,439	3,399,084
National Western Life Group, Inc., Class A	184	38,473
Old Republic International Corp.	42,371	1,013,514
Palomar Holdings, Inc.(1)	162	10,068
Primerica, Inc.	7,061	889,686
Principal Financial Group, Inc.	28,622	2,087,402
ProAssurance Corp.	3,322	73,782
Progressive Corp.	49,816	5,947,034
Prudential Financial, Inc.	35,802	3,803,962
Reinsurance Group of America, Inc.	7,996	1,006,297
RenaissanceRe Holdings Ltd.	4,209	646,166
RLI Corp.	2,341	283,542
Ryan Specialty Group Holdings, Inc., Class A(1)	272	10,219
Safety Insurance Group, Inc.	2,892	268,551
Selective Insurance Group, Inc.	8,618	683,407
SiriusPoint Ltd.(1)	5,795	32,452
Stewart Information Services Corp.	9,752	541,138
Tiptree, Inc.	1,990	21,552
Travelers Cos., Inc.	29,434	5,269,863
Trupanion, Inc.(1)	7	468
United Fire Group, Inc.	18	583
Universal Insurance Holdings, Inc.	1,959	25,271
Unum Group	24,020	875,529
White Mountains Insurance Group Ltd.	414	515,372
Willis Towers Watson PLC	2,665	562,502
WR Berkley Corp.	17,108	1,216,892
		77,912,535

Interactive Media and Services — 3.2%
Alphabet, Inc., Class A(1)	10,587	24,087,966
Alphabet, Inc., Class C(1)	9,947	22,686,919
Cars.com, Inc.(1)	18,331	189,726
IAC/InterActiveCorp(1)	3,648	311,174
Match Group, Inc.(1)	6,951	547,600
Meta Platforms, Inc., Class A(1)	98,579	19,088,837
Pinterest, Inc., Class A(1)	739	14,521
Snap, Inc., Class A(1)	23,179	327,056
TripAdvisor, Inc.(1)	426	10,582
TrueCar, Inc.(1)	50	166
Twitter, Inc.(1)	29,960	1,186,416
Yelp, Inc.(1)	2,985	87,789
Zillow Group, Inc., Class A(1)	3,634	145,215
Zillow Group, Inc., Class C(1)	4,530	180,747
		68,864,714
Internet and Direct Marketing Retail — 2.1%
1-800-Flowers.com, Inc., Class A(1)	3,367	32,862
Amazon.com, Inc.(1)	15,687	37,714,529
Booking Holdings, Inc.(1)	1,369	3,071,434
Chewy, Inc., Class A(1)	413	10,242
DoorDash, Inc., Class A(1)	4,654	357,939
eBay, Inc.	31,335	1,525,074
Etsy, Inc.(1)	4,439	360,092
Expedia Group, Inc.(1)	2,815	364,064
Liquidity Services, Inc.(1)	3,598	48,789
MercadoLibre, Inc.(1)	989	777,235
PetMed Express, Inc.	1,769	38,971
Revolve Group, Inc.(1)	7,808	229,399
Shutterstock, Inc.	5,426	326,645
Wayfair, Inc., Class A(1)	1,930	114,623
		44,971,898
IT Services — 3.2%
Accenture PLC, Class A	28,230	8,425,526
Akamai Technologies, Inc.(1)	12,635	1,276,640
Amdocs Ltd.	12,245	1,063,968
Automatic Data Processing, Inc.	26,394	5,884,278
Bill.com Holdings, Inc.(1)	3,749	443,282
Black Knight, Inc.(1)	3,590	243,797
Block, Inc.(1)	10,858	950,184
Booz Allen Hamilton Holding Corp.	8,441	724,744
Bread Financial Holdings, Inc.	11,551	636,460
Broadridge Financial Solutions, Inc.	7,952	1,162,741
Cass Information Systems, Inc.	681	23,236
Cognizant Technology Solutions Corp., Class A	41,003	3,062,924
Computer Task Group, Inc.(1)	51	450
CSG Systems International, Inc.	11,275	701,192
DXC Technology Co.(1)	51,858	1,826,439
EPAM Systems, Inc.(1)	2,766	936,346
Euronet Worldwide, Inc.(1)	5,065	613,675
EVERTEC, Inc.	2,023	76,753
ExlService Holdings, Inc.(1)	1,280	182,003
Fidelity National Information Services, Inc.	11,331	1,184,090
Fiserv, Inc.(1)	9,382	939,889
FleetCor Technologies, Inc.(1)	2,981	741,703

Gartner, Inc.(1)	5,001	1,312,262
Genpact Ltd.	4,159	184,535
Global Payments, Inc.	6,121	802,096
GoDaddy, Inc., Class A(1)	8,259	619,838
Hackett Group, Inc.	732	14,999
International Business Machines Corp.	28,118	3,903,903
International Money Express, Inc.(1)	7,575	156,197
Jack Henry & Associates, Inc.	5,258	989,135
Kyndryl Holdings, Inc.(1)	29,467	363,623
Leidos Holdings, Inc.	5,826	608,817
LiveRamp Holdings, Inc.(1)	1,189	30,438
ManTech International Corp., Class A	336	32,138
Mastercard, Inc., Class A	29,613	10,597,604
MAXIMUS, Inc.	7,779	504,779
MongoDB, Inc.(1)	632	149,879
Okta, Inc.(1)	1,558	129,392
Paychex, Inc.	22,132	2,740,606
PayPal Holdings, Inc.(1)	26,702	2,275,277
Perficient, Inc.(1)	190	18,603
Sabre Corp.(1)	5,754	43,213
Science Applications International Corp.	784	67,863
Snowflake, Inc., Class A(1)	103	13,148
Switch, Inc., Class A	2,302	77,693
TTEC Holdings, Inc.	2,571	173,388
Twilio, Inc., Class A(1)	3,622	380,926
Unisys Corp.(1)	567	6,764
VeriSign, Inc.(1)	2,767	482,980
Verra Mobility Corp.(1)	636	10,144
Visa, Inc., Class A	56,454	11,977,845
Western Union Co.	35,603	645,838
WEX, Inc.(1)	890	151,549
		70,565,792
Leisure Products — 0.3%
Acushnet Holdings Corp.	2,973	121,001
American Outdoor Brands, Inc.(1)	141	1,631
Brunswick Corp.	15,086	1,134,920
Callaway Golf Co.(1)	2,363	51,301
Clarus Corp.	304	6,661
Hasbro, Inc.	7,249	650,598
Johnson Outdoors, Inc., Class A	466	30,369
Malibu Boats, Inc., Class A(1)	8,876	520,134
Marine Products Corp.	2	21
MasterCraft Boat Holdings, Inc.(1)	2,140	50,076
Mattel, Inc.(1)	4,952	124,394
Peloton Interactive, Inc., Class A(1)	8,827	123,225
Polaris, Inc.	11,702	1,246,848
Smith & Wesson Brands, Inc.	6,967	107,849
Sturm Ruger & Co., Inc.	7,214	489,758
Vista Outdoor, Inc.(1)	16,550	637,837
YETI Holdings, Inc.(1)	14,761	675,316
		5,971,939
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	8,531	1,088,214
Avantor, Inc.(1)	325	10,413
Bio-Rad Laboratories, Inc., Class A(1)	1,100	591,569

Bio-Techne Corp.	1,268	468,818
Bruker Corp.	12,550	784,124
Charles River Laboratories International, Inc.(1)	2,242	524,807
Illumina, Inc.(1)	3,783	905,953
IQVIA Holdings, Inc.(1)	3,749	806,972
Maravai LifeSciences Holdings, Inc., Class A(1)	292	9,096
Medpace Holdings, Inc.(1)	313	44,834
Mettler-Toledo International, Inc.(1)	1,734	2,230,132
PerkinElmer, Inc.	1,613	241,418
Repligen Corp.(1)	2,382	391,768
Sotera Health Co.(1)	488	10,394
Syneos Health, Inc.(1)	359	26,526
Thermo Fisher Scientific, Inc.	10,751	6,101,945
Waters Corp.(1)	6,784	2,224,813
		16,461,796
Machinery — 2.3%
AGCO Corp.	9,605	1,230,689
Alamo Group, Inc.	1,998	235,025
Albany International Corp., Class A	6,795	573,498
Allison Transmission Holdings, Inc.	2,835	113,428
Altra Industrial Motion Corp.	2,197	86,144
Astec Industries, Inc.	5,770	269,863
Barnes Group, Inc.	1,900	68,457
Caterpillar, Inc.	36,607	7,901,621
Chart Industries, Inc.(1)	57	10,025
CIRCOR International, Inc.(1)	1,274	24,767
Commercial Vehicle Group, Inc.(1)	656	4,428
Crane Holdings Co.	1,245	119,097
Cummins, Inc.	16,297	3,408,029
Deere & Co.	26,227	9,383,496
Donaldson Co., Inc.	17,743	927,604
Douglas Dynamics, Inc.	2,123	66,705
Dover Corp.	4,274	572,331
Energy Recovery, Inc.(1)	2,481	50,141
Enerpac Tool Group Corp.	1,638	31,974
Esab Corp.(1)	1,662	83,100
ESCO Technologies, Inc.	694	45,672
Evoqua Water Technologies Corp.(1)	284	10,108
Federal Signal Corp.	9,131	320,498
Flowserve Corp.	15,169	477,824
Fortive Corp.	1,552	95,867
Franklin Electric Co., Inc.	2,170	159,972
Gates Industrial Corp. PLC(1)	799	10,195
Gorman-Rupp Co.	1,072	31,935
Graco, Inc.	21,915	1,387,219
Greenbrier Cos., Inc.	13,821	575,092
Helios Technologies, Inc.	671	45,910
Hillenbrand, Inc.	251	10,502
Hyster-Yale Materials Handling, Inc.	921	34,031
IDEX Corp.	2,850	545,917
Illinois Tool Works, Inc.	13,589	2,827,463
Ingersoll Rand, Inc.	14,005	660,336
ITT, Inc.	8,919	658,401
John Bean Technologies Corp.	670	81,573
Kadant, Inc.	55	10,181

Kennametal, Inc.	16,580	459,929
Lincoln Electric Holdings, Inc.	9,206	1,250,359
Lindsay Corp.	342	43,092
Manitowoc Co., Inc.(1)	63	820
Mayville Engineering Co., Inc.(1)	3	27
Meritor, Inc.(1)	2,387	86,338
Middleby Corp.(1)	631	95,571
Miller Industries, Inc.	912	22,508
Mueller Industries, Inc.	13,370	719,974
Mueller Water Products, Inc., Class A	44,598	532,054
Nordson Corp.	690	150,337
Oshkosh Corp.	10,702	994,323
Otis Worldwide Corp.	7,047	524,297
PACCAR, Inc.	27,877	2,420,839
Park-Ohio Holdings Corp.	42	654
Parker-Hannifin Corp.	2,108	573,734
Pentair PLC	2,045	102,598
Proto Labs, Inc.(1)	1,532	73,827
RBC Bearings, Inc.(1)	2,905	541,463
REV Group, Inc.	828	10,160
Shyft Group, Inc.	12,818	284,431
Snap-on, Inc.	7,072	1,569,135
SPX Corp.(1)	766	38,553
Standex International Corp.	661	61,539
Stanley Black & Decker, Inc.	2,984	354,171
Tennant Co.	1,574	97,966
Terex Corp.	16,641	588,925
Timken Co.	10,891	665,113
Titan International, Inc.(1)	5,036	91,706
Toro Co.	15,727	1,297,320
TriMas Corp.	6,573	185,227
Trinity Industries, Inc.	20,840	518,082
Wabash National Corp.	1,781	27,338
Watts Water Technologies, Inc., Class A	4,576	598,678
Welbilt, Inc.(1)	4,037	95,556
Westinghouse Air Brake Technologies Corp.	10,479	989,846
Woodward, Inc.	5,928	602,344
Xylem, Inc.	4,571	385,107
		50,203,059
Marine — 0.1%
Costamare, Inc.	6,265	89,088
Eagle Bulk Shipping, Inc.	2,845	208,425
Genco Shipping & Trading Ltd.	9,527	240,557
Kirby Corp.(1)	2,031	137,153
Matson, Inc.	10,686	960,458
Pangaea Logistics Solutions Ltd.	1,520	10,199
Safe Bulkers, Inc.	2,119	10,087
		1,655,967
Media — 0.9%
Altice USA, Inc., Class A(1)	22,545	256,562
AMC Networks, Inc., Class A(1)	9,052	355,382
Audacy, Inc.(1)	1,679	2,921
Cable One, Inc.	380	495,178
Charter Communications, Inc., Class A(1)	3,110	1,576,552
Comcast Corp., Class A	168,976	7,482,257

Cumulus Media, Inc., Class A(1)	896	10,797
DISH Network Corp., Class A(1)	30,384	693,667
Entravision Communications Corp., Class A	7,224	37,782
Fox Corp., Class A	45,503	1,615,812
Fox Corp., Class B	20,852	682,069
Gray Television, Inc.	26,550	523,566
Interpublic Group of Cos., Inc.	10,640	342,927
John Wiley & Sons, Inc., Class A	3	159
Liberty Broadband Corp., Class A(1)	233	28,428
Liberty Broadband Corp., Class C(1)	9,997	1,251,324
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	2,157	89,106
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	7,460	306,606
Loyalty Ventures, Inc.(1)	43	456
New York Times Co., Class A	16,318	562,808
News Corp., Class A	34,822	605,903
News Corp., Class B	17,025	299,299
Nexstar Media Group, Inc., Class A	1,017	178,199
Omnicom Group, Inc.	9,250	690,142
Paramount Global, Class B	24,026	824,813
PubMatic, Inc., Class A(1)	3,937	78,504
Scholastic Corp.	3,032	113,791
Sinclair Broadcast Group, Inc., Class A	1,003	24,303
Sirius XM Holdings, Inc.	14,281	91,398
TechTarget, Inc.(1)	461	32,772
TEGNA, Inc.	24	526
WideOpenWest, Inc.(1)	16,244	357,043
		19,611,052
Metals and Mining — 1.6%
Alcoa Corp.	41,478	2,560,022
Allegheny Technologies, Inc.(1)	30,400	836,000
Alpha Metallurgical Resources, Inc.(1)	5,169	836,034
Arconic Corp.(1)	22,704	638,664
Carpenter Technology Corp.	8,320	293,114
Century Aluminum Co.(1)	4,487	52,947
Cleveland-Cliffs, Inc.(1)	100,958	2,340,206
Coeur Mining, Inc.(1)	54,441	211,775
Commercial Metals Co.	27,589	1,096,111
Compass Minerals International, Inc.	3,624	162,826
Fortitude Gold Corp.	744	4,910
Freeport-McMoRan, Inc.	166,387	6,502,404
Gold Resource Corp.	5,263	9,210
Haynes International, Inc.	333	12,737
Hecla Mining Co.	23,380	110,354
Kaiser Aluminum Corp.	5,473	559,176
MP Materials Corp.(1)	3,070	121,050
Newmont Corp.	67,461	4,577,229
Nucor Corp.	37,836	5,011,757
Olympic Steel, Inc.	1,419	48,487
Reliance Steel & Aluminum Co.	9,926	1,929,614
Royal Gold, Inc.	5,757	651,002
Ryerson Holding Corp.	4,678	140,995
Schnitzer Steel Industries, Inc., Class A	4,375	177,713
Steel Dynamics, Inc.	37,062	3,164,354
SunCoke Energy, Inc.	25,258	204,337
TimkenSteel Corp.(1)	14,056	324,694

United States Steel Corp.	50,305	1,261,146
Warrior Met Coal, Inc.	23,847	801,736
Worthington Industries, Inc.	8,774	409,219
		35,049,823
Multi-Utilities — 1.0%
Ameren Corp.	23,415	2,228,874
Avista Corp.	11,951	519,151
Black Hills Corp.	129	9,889
CenterPoint Energy, Inc.	31,630	1,013,742
CMS Energy Corp.	25,048	1,779,410
Consolidated Edison, Inc.	32,196	3,195,775
Dominion Energy, Inc.	41,210	3,470,706
DTE Energy Co.	14,016	1,860,063
NiSource, Inc.	43,422	1,365,622
NorthWestern Corp.	1,129	69,174
Public Service Enterprise Group, Inc.	31,119	2,132,896
Sempra Energy	26,195	4,292,313
Unitil Corp.	3,269	188,981
WEC Energy Group, Inc.	6,089	639,771
		22,766,367
Multiline Retail — 0.9%
Big Lots, Inc.	11,972	293,194
Dillard's, Inc., Class A(2)	801	241,486
Dollar General Corp.	15,103	3,327,795
Dollar Tree, Inc.(1)	26,186	4,198,401
Kohl's Corp.	31,467	1,268,750
Macy's, Inc.	73,885	1,747,380
Nordstrom, Inc.	20,516	542,238
Ollie's Bargain Outlet Holdings, Inc.(1)	913	42,884
Target Corp.	43,747	7,081,764
		18,743,892
Oil, Gas and Consumable Fuels — 8.8%
Alto Ingredients, Inc.(1)	4,759	21,178
Antero Midstream Corp.	64,737	703,044
Antero Resources Corp.(1)	55,487	2,379,283
APA Corp.	60,865	2,861,264
Arch Resources, Inc.	5,053	772,300
Berry Corp.	18,455	205,404
Brigham Minerals, Inc., Class A	848	25,703
California Resources Corp.	227	9,913
Callon Petroleum Co.(1)	13,316	778,453
Centennial Resource Development, Inc., Class A(1)	42,164	334,782
Cheniere Energy, Inc.	7,427	1,015,791
Chesapeake Energy Corp.(2)	24,850	2,419,893
Chevron Corp.	114,354	19,973,070
Civitas Resources, Inc.	3,351	255,849
Clean Energy Fuels Corp.(1)	15,332	84,786
CNX Resources Corp.(1)	34,085	740,326
Comstock Resources, Inc.(1)	21,071	406,670
ConocoPhillips	124,042	13,937,359
CONSOL Energy, Inc.(1)	9,066	467,443
Continental Resources, Inc.	11,959	814,049
Coterra Energy, Inc.	159,976	5,491,976
CVR Energy, Inc.	9,341	321,611
Delek US Holdings, Inc.(1)	25,014	729,408

Denbury, Inc.(1)	8,029	587,241
Devon Energy Corp.	129,381	9,690,637
DHT Holdings, Inc.	19,428	115,791
Diamondback Energy, Inc.	30,955	4,705,779
Dorian LPG Ltd.	6,287	106,879
DTE Midstream LLC(1)	5,092	295,845
Earthstone Energy, Inc., Class A(1)	581	10,470
EnLink Midstream LLC	104,099	1,186,729
EOG Resources, Inc.	69,728	9,549,947
EQT Corp.	51,719	2,468,031
Equitrans Midstream Corp.	87,297	687,027
Evolution Petroleum Corp.	477	3,496
Exxon Mobil Corp.	252,166	24,207,936
Falcon Minerals Corp.	1,389	10,292
Green Plains, Inc.(1)	18,440	600,775
Gulfport Energy Corp.(1)	2,297	222,235
Hess Corp.	41,241	5,075,530
Hess Midstream LP, Class A	1,078	35,132
HF Sinclair Corp.	17,401	854,389
HighPeak Energy, Inc.	343	10,931
International Seaways, Inc.	3,697	89,209
Kimbell Royalty Partners LP	6,210	117,742
Kinder Morgan, Inc.	84,632	1,666,404
Kosmos Energy Ltd.(1)	152,262	1,178,508
Laredo Petroleum, Inc.(1)	5,034	423,712
Magnolia Oil & Gas Corp., Class A	43,517	1,201,504
Marathon Oil Corp.	145,653	4,577,874
Marathon Petroleum Corp.	61,934	6,304,262
Matador Resources Co.	30,275	1,843,747
Murphy Oil Corp.	36,339	1,541,500
NACCO Industries, Inc., Class A	181	10,442
New Fortress Energy, Inc.	223	10,390
NextDecade Corp.(1)	153	1,095
Nordic American Tankers Ltd.	4,464	9,151
Northern Oil & Gas, Inc.	337	11,017
Oasis Petroleum, Inc.	5,371	852,539
Occidental Petroleum Corp.	134,596	9,328,849
ONEOK, Inc.	61,839	4,072,098
Overseas Shipholding Group, Inc., Class A(1)	821	1,757
Ovintiv, Inc.	59,303	3,320,375
Par Pacific Holdings, Inc.(1)	1,990	32,636
PBF Energy, Inc., Class A(1)	28,796	956,027
PDC Energy, Inc.	26,212	2,074,418
Peabody Energy Corp.(1)	24,458	577,453
Phillips 66	50,582	5,099,171
PHX Minerals, Inc.	28	98
Pioneer Natural Resources Co.	26,684	7,416,551
Plains GP Holdings LP, Class A	19,482	233,005
Range Resources Corp.(1)	63,933	2,170,525
Ranger Oil Corp., Class A(1)	5,123	219,316
Rattler Midstream LP	2,616	44,707
Renewable Energy Group, Inc.(1)	11,847	726,340
REX American Resources Corp.(1)	312	27,110
Ring Energy, Inc.(1)	2,342	10,398
SandRidge Energy, Inc.(1)	11,068	260,873

Scorpio Tankers, Inc.	4,666	154,211
SFL Corp. Ltd.	21,742	244,597
SilverBow Resources, Inc.(1)	274	10,582
SM Energy Co.	33,301	1,607,439
Southwestern Energy Co.(1)	222,508	2,029,273
Talos Energy, Inc.(1)	14,218	307,109
Targa Resources Corp.	48,748	3,510,831
Teekay Corp.(1)	317	1,071
Teekay Tankers Ltd., Class A(1)	6	124
Texas Pacific Land Corp.	511	800,221
VAALCO Energy, Inc.	18,335	140,446
Valero Energy Corp.	47,142	6,109,603
Viper Energy Partners LP	325	10,907
Whiting Petroleum Corp.	9,013	797,290
Williams Cos., Inc.	91,744	3,400,033
World Fuel Services Corp.	19,235	476,836
		191,186,023
Paper and Forest Products — 0.1%
Boise Cascade Co.	10,507	812,401
Clearwater Paper Corp.(1)	3,765	129,328
Glatfelter Corp.	2,820	24,308
Louisiana-Pacific Corp.	22,364	1,544,458
Mercer International, Inc.	13,476	199,041
Neenah, Inc.	1,420	53,832
Sylvamo Corp.(1)	9,290	471,375
		3,234,743
Personal Products — 0.2%
BellRing Brands, Inc.(1)	389	10,172
Coty, Inc., Class A(1)	3,823	27,105
Edgewell Personal Care Co.	12,176	443,206
Estee Lauder Cos., Inc., Class A	12,188	3,103,674
Herbalife Nutrition Ltd.(1)	1,285	28,000
Inter Parfums, Inc.	487	35,941
Lifevantage Corp.	15	62
Medifast, Inc.	3,406	567,950
Nature's Sunshine Products, Inc.(1)	2	24
NewAge, Inc.(1)	63	23
Nu Skin Enterprises, Inc., Class A	12,857	599,779
USANA Health Sciences, Inc.(1)	2,257	158,735
Veru, Inc.(1)	808	10,456
		4,985,127
Pharmaceuticals — 4.3%
Amphastar Pharmaceuticals, Inc.(1)	732	27,186
ANI Pharmaceuticals, Inc.(1)	18	544
Arvinas, Inc.(1)	8,046	335,438
Assertio Holdings, Inc.(1)	3,356	10,102
AstraZeneca PLC, ADR	16,803	1,117,063
Atea Pharmaceuticals, Inc.(1)	7,000	55,160
Bristol-Myers Squibb Co.	148,839	11,229,902
Catalent, Inc.(1)	7,231	745,227
Collegium Pharmaceutical, Inc.(1)	887	13,855
Corcept Therapeutics, Inc.(1)	27,488	572,850
Elanco Animal Health, Inc.(1)	33,431	792,315
Eli Lilly & Co.	38,138	11,953,975
Endo International PLC(1)	30	16

Harmony Biosciences Holdings, Inc.(1)	7,935	345,966
Innoviva, Inc.(1)	16,160	245,147
Intra-Cellular Therapies, Inc.(1)	10,877	624,340
Jazz Pharmaceuticals PLC(1)	7,113	1,064,674
Johnson & Johnson	132,201	23,734,045
Merck & Co., Inc.	152,942	14,075,252
Organon & Co.	10,732	407,387
Perrigo Co. PLC	16,625	662,672
Pfizer, Inc.	351,797	18,659,313
Phibro Animal Health Corp., Class A	1,151	22,111
Prestige Consumer Healthcare, Inc.(1)	11,341	633,055
Relmada Therapeutics, Inc.(1)	521	9,790
Revance Therapeutics, Inc.(1)	9	123
Royalty Pharma PLC, Class A	396	16,291
SIGA Technologies, Inc.	4,063	44,449
Strongbridge Biopharma PLC(1)	1,036	188
Supernus Pharmaceuticals, Inc.(1)	19,634	547,200
Viatris, Inc.	120,393	1,477,222
Xeris Biopharma Holdings, Inc.(1)(2)	8	18
Zoetis, Inc.	22,233	3,800,287
		93,223,163
Professional Services — 0.5%
ASGN, Inc.(1)	448	42,663
Barrett Business Services, Inc.	1,336	100,013
BGSF, Inc.	7	89
CACI International, Inc., Class A(1)	168	47,102
CBIZ, Inc.(1)	358	14,664
Clarivate PLC(1)	714	10,546
CoStar Group, Inc.(1)	9,724	592,580
CRA International, Inc.	685	58,725
Dun & Bradstreet Holdings, Inc.(1)	597	10,310
Equifax, Inc.	4,739	960,027
Exponent, Inc.	6,378	576,507
First Advantage Corp.(1)	687	10,030
Franklin Covey Co.(1)	476	18,236
FTI Consulting, Inc.(1)	706	118,608
Heidrick & Struggles International, Inc.	2,935	101,434
Insperity, Inc.	5,406	540,978
Jacobs Engineering Group, Inc.	4,776	669,070
KBR, Inc.	14,673	730,128
Kelly Services, Inc., Class A	1,273	25,409
Kforce, Inc.	5,867	385,345
Korn Ferry	11,483	705,745
ManpowerGroup, Inc.	8,785	787,224
Nielsen Holdings PLC	4,378	111,902
Resources Connection, Inc.	2,132	39,378
Robert Half International, Inc.	19,772	1,782,446
TransUnion	6,574	570,689
TriNet Group, Inc.(1)	6,448	506,426
TrueBlue, Inc.(1)	4,523	99,596
Verisk Analytics, Inc.	5,173	904,861
		10,520,731
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	37,990	3,147,092
Cushman & Wakefield PLC(1)	1,415	26,418

Five Point Holdings LLC, Class A(1)	2,053	9,978
Forestar Group, Inc.(1)	314	5,206
FRP Holdings, Inc.(1)	270	16,205
Howard Hughes Corp.(1)	5,969	502,172
Jones Lang LaSalle, Inc.(1)	8,260	1,629,863
Kennedy-Wilson Holdings, Inc.	3,145	66,234
Marcus & Millichap, Inc.	1,231	51,554
Opendoor Technologies, Inc.(1)(2)	5,632	40,719
RE/MAX Holdings, Inc., Class A	1,453	35,308
RMR Group, Inc., Class A	348	10,447
St. Joe Co.	4,456	224,984
Tejon Ranch Co.(1)	586	9,956
		5,776,136
Road and Rail — 1.7%
AMERCO	1,197	586,506
ArcBest Corp.	7,374	557,696
Avis Budget Group, Inc.(1)	308	58,606
Canadian Pacific Railway Ltd.	27,487	1,963,671
CSX Corp.	219,518	6,978,477
Daseke, Inc.(1)	1,429	10,803
Heartland Express, Inc.	2,844	40,612
J.B. Hunt Transport Services, Inc.	14,106	2,434,414
Knight-Swift Transportation Holdings, Inc.	14,205	690,931
Landstar System, Inc.	6,072	919,483
Lyft, Inc., Class A(1)	9,082	160,570
Marten Transport Ltd.	6,163	108,222
Norfolk Southern Corp.	22,544	5,402,895
Old Dominion Freight Line, Inc.	13,275	3,428,136
Ryder System, Inc.	12,109	968,962
Saia, Inc.(1)	4,917	971,550
Schneider National, Inc., Class B	3,867	93,350
Uber Technologies, Inc.(1)	17,272	400,711
Union Pacific Corp.	51,162	11,244,384
Universal Logistics Holdings, Inc.	10	279
Werner Enterprises, Inc.	14,002	568,061
		37,588,319
Semiconductors and Semiconductor Equipment — 5.0%
Advanced Energy Industries, Inc.	7,835	638,239
Advanced Micro Devices, Inc.(1)	71,323	7,264,961
Allegro MicroSystems, Inc.(1)	414	10,661
Alpha & Omega Semiconductor Ltd.(1)	3,377	148,352
Amkor Technology, Inc.	23,563	481,628
Analog Devices, Inc.	17,718	2,983,711
Applied Materials, Inc.	71,438	8,378,963
Axcelis Technologies, Inc.(1)	6,315	391,909
Azenta, Inc.	5,764	441,753
Broadcom, Inc.	10,158	5,892,961
CEVA, Inc.(1)	973	35,096
Cirrus Logic, Inc.(1)	9,539	777,810
CMC Materials, Inc.	2,645	468,006
Cohu, Inc.(1)	17,134	521,388
Diodes, Inc.(1)	7,729	595,210
Enphase Energy, Inc.(1)	5,507	1,025,348
Entegris, Inc.	7,463	828,094
First Solar, Inc.(1)	8,047	568,199

Formfactor, Inc.(1)	13,883	570,036
GLOBALFOUNDRIES, Inc.(1)	248	14,803
Intel Corp.	216,653	9,623,726
KLA Corp.	15,669	5,716,835
Kulicke & Soffa Industries, Inc.	10,428	564,885
Lam Research Corp.	12,372	6,433,811
Lattice Semiconductor Corp.(1)	10,715	557,394
MACOM Technology Solutions Holdings, Inc., Class H(1)	195	10,629
MagnaChip Semiconductor Corp.(1)	5,171	100,835
Marvell Technology, Inc.	21,673	1,281,958
MaxLinear, Inc.(1)	279	11,046
Microchip Technology, Inc.	12,755	926,651
Micron Technology, Inc.	108,373	8,002,262
MKS Instruments, Inc.	3,858	476,463
Monolithic Power Systems, Inc.	1,527	687,746
NeoPhotonics Corp.(1)	5,273	81,257
NVIDIA Corp.	62,136	11,602,034
NXP Semiconductors NV	89	16,889
ON Semiconductor Corp.(1)	55,327	3,357,242
Onto Innovation, Inc.(1)	3,591	288,645
PDF Solutions, Inc.(1)	909	21,725
Photronics, Inc.(1)	12,760	277,402
Power Integrations, Inc.	3,213	271,113
Qorvo, Inc.(1)	11,060	1,235,955
QUALCOMM, Inc.	47,979	6,871,552
Rambus, Inc.(1)	5,440	136,544
Semtech Corp.(1)	1,219	78,126
Silicon Laboratories, Inc.(1)	1,434	213,895
SiTime Corp.(1)	270	57,510
Skyworks Solutions, Inc.	16,854	1,834,895
SMART Global Holdings, Inc.(1)	5,708	140,702
SolarEdge Technologies, Inc.(1)	3,509	957,220
Synaptics, Inc.(1)	5,079	752,301
Teradyne, Inc.	25,155	2,748,435
Texas Instruments, Inc.	56,934	10,063,654
Ultra Clean Holdings, Inc.(1)	11,281	378,590
Universal Display Corp.	2,228	281,419
Veeco Instruments, Inc.(1)	2,097	44,939
Wolfspeed, Inc.(1)	6,441	484,556
		108,627,969
Software — 5.7%
A10 Networks, Inc.	7,933	122,248
ACI Worldwide, Inc.(1)	15,389	409,963
Adobe, Inc.(1)	11,844	4,932,789
Anaplan, Inc.(1)	859	56,350
ANSYS, Inc.(1)	2,230	580,603
Aspen Technology, Inc.(1)	2,579	499,011
Autodesk, Inc.(1)	10,870	2,258,242
Avalara, Inc.(1)	841	71,207
Bentley Systems, Inc., Class B	3,158	108,572
Blackbaud, Inc.(1)	6,785	431,865
Box, Inc., Class A(1)	4,500	117,495
Cadence Design Systems, Inc.(1)	13,483	2,072,742
CDK Global, Inc.	1,769	96,340
Cerence, Inc.(1)	7	222

Ceridian HCM Holding, Inc.(1)	359	20,212
Citrix Systems, Inc.	5,296	533,254
Cloudflare, Inc., Class A(1)	192	10,752
CommVault Systems, Inc.(1)	2,004	122,264
Concentrix Corp.	6,209	961,712
Consensus Cloud Solutions, Inc.(1)	242	11,623
Crowdstrike Holdings, Inc., Class A(1)	5,614	898,184
Datadog, Inc., Class A(1)	3,703	353,229
Digital Turbine, Inc.(1)	6,107	155,301
DocuSign, Inc.(1)	4,768	400,083
Dropbox, Inc., Class A(1)	9,111	189,873
Dynatrace, Inc.(1)	1,110	41,814
Envestnet, Inc.(1)	156	10,393
Fair Isaac Corp.(1)	1,497	613,096
Five9, Inc.(1)	645	62,378
Fortinet, Inc.(1)	15,188	4,467,398
Globant SA(1)	83	15,729
Guidewire Software, Inc.(1)	2,104	168,194
HubSpot, Inc.(1)	1,308	441,699
Intuit, Inc.	6,606	2,737,923
KnowBe4, Inc., Class A(1)	628	11,166
Manhattan Associates, Inc.(1)	8,803	1,064,547
Microsoft Corp.	288,333	78,389,093
MicroStrategy, Inc., Class A(1)(2)	142	37,586
Mitek Systems, Inc.(1)	2,761	24,904
NortonLifeLock, Inc.	40,627	988,861
Nutanix, Inc., Class A(1)	4,233	68,575
Oracle Corp. (New York)	56,715	4,078,943
Palantir Technologies, Inc., Class A(1)	50,399	437,463
Palo Alto Networks, Inc.(1)	4,242	2,132,793
Paycom Software, Inc.(1)	4,828	1,372,794
Paylocity Holding Corp.(1)	2,707	473,346
Pegasystems, Inc.	300	14,862
Progress Software Corp.	753	36,377
PTC, Inc.(1)	3,192	371,964
Qualys, Inc.(1)	5,068	662,286
Rapid7, Inc.(1)	144	10,205
RingCentral, Inc., Class A(1)	368	23,236
Salesforce, Inc.(1)	15,066	2,414,176
ServiceNow, Inc.(1)	5,179	2,421,027
Splunk, Inc.(1)	943	96,714
SPS Commerce, Inc.(1)	1,488	159,276
SS&C Technologies Holdings, Inc.	3,669	234,779
Synopsys, Inc.(1)	3,577	1,141,778
Tenable Holdings, Inc.(1)	202	10,161
Teradata Corp.(1)	12,775	490,943
Trade Desk, Inc., Class A(1)	7,213	375,437
Tyler Technologies, Inc.(1)	1,384	492,455
Verint Systems, Inc.(1)	509	25,979
VMware, Inc., Class A	5,558	711,980
Vonage Holdings Corp.(1)	2,471	47,863
Workday, Inc., Class A(1)	2,808	438,890
Xperi Holding Corp.	1,415	23,291
Zendesk, Inc.(1)	1,472	134,614
Ziff Davis, Inc.(1)	802	61,225

Zoom Video Communications, Inc., Class A(1)	5,853	628,905
Zscaler, Inc.(1)	611	93,538
		124,174,792
Specialty Retail — 2.7%
Aaron's Co., Inc.	5,398	105,585
Abercrombie & Fitch Co., Class A(1)	18,143	370,843
Academy Sports & Outdoors, Inc.	19,959	668,826
Advance Auto Parts, Inc.	10,914	2,072,132
America's Car-Mart, Inc.(1)	46	4,986
American Eagle Outfitters, Inc.(2)	19,225	232,815
Arko Corp.	1,143	10,321
Asbury Automotive Group, Inc.(1)	4,517	818,255
AutoNation, Inc.(1)	14,503	1,733,979
AutoZone, Inc.(1)	457	941,260
Bath & Body Works, Inc.	10,466	429,315
Bed Bath & Beyond, Inc.(1)	21,893	189,374
Best Buy Co., Inc.	30,996	2,543,532
Big 5 Sporting Goods Corp.	3,884	49,521
Boot Barn Holdings, Inc.(1)	6,551	528,666
Buckle, Inc.	15,580	511,959
Build-A-Bear Workshop, Inc.	600	12,234
Burlington Stores, Inc.(1)	6,020	1,013,166
Caleres, Inc.	8,444	240,316
Camping World Holdings, Inc., Class A	523	14,189
CarMax, Inc.(1)	20,577	2,042,679
Carvana Co.(1)	254	7,478
Cato Corp., Class A	1,679	21,911
Chico's FAS, Inc.(1)	1,444	7,148
Children's Place, Inc.(1)	886	42,067
Citi Trends, Inc.(1)	1,443	43,117
Conn's, Inc.(1)	549	7,247
Container Store Group, Inc.(1)	5,121	39,432
Designer Brands, Inc., Class A	1,955	30,361
Dick's Sporting Goods, Inc.(2)	12,789	1,038,850
Five Below, Inc.(1)	4,877	636,887
Floor & Decor Holdings, Inc., Class A(1)	8,562	645,917
Foot Locker, Inc.	22,726	749,503
GameStop Corp., Class A(1)(2)	294	36,674
Gap, Inc.	49,917	550,584
Genesco, Inc.(1)	1,455	81,931
Group 1 Automotive, Inc.	3,865	694,115
Guess?, Inc.	5,799	120,967
Haverty Furniture Cos., Inc.	1,877	53,044
Hibbett, Inc.	5,818	295,263
Home Depot, Inc.	19,269	5,833,690
Leslie's, Inc.(1)	539	10,467
Lithia Motors, Inc.	4,859	1,479,420
LL Flooring Holdings, Inc.(1)	2,757	33,112
Lowe's Cos., Inc.	25,426	4,965,698
MarineMax, Inc.(1)	9,042	374,429
Monro, Inc.	71	3,367
Murphy USA, Inc.	5,616	1,399,058
National Vision Holdings, Inc.(1)	371	10,440
O'Reilly Automotive, Inc.(1)	4,331	2,759,583
ODP Corp.(1)	13,966	533,361

Penske Automotive Group, Inc.	7,488	862,168
Rent-A-Center, Inc.	8,965	246,896
RH(1)	1,645	477,182
Ross Stores, Inc.	37,880	3,220,558
Sally Beauty Holdings, Inc.(1)	4,689	71,085
Shoe Carnival, Inc.	1,326	36,147
Signet Jewelers Ltd.	13,805	822,778
Sleep Number Corp.(1)	130	5,971
Sonic Automotive, Inc., Class A	2,126	96,967
Sportsman's Warehouse Holdings, Inc.(1)	3,818	36,118
Tilly's, Inc., Class A	1,024	8,479
TJX Cos., Inc.	87,707	5,575,534
Tractor Supply Co.	17,905	3,354,681
TravelCenters of America, Inc.(1)	802	31,318
Ulta Beauty, Inc.(1)	8,616	3,645,430
Urban Outfitters, Inc.(1)	14,313	301,289
Victoria's Secret & Co.(1)	17,728	730,571
Williams-Sonoma, Inc.	15,179	1,941,698
Zumiez, Inc.(1)	6,422	210,706
		58,714,650
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.	638,073	94,970,785
Contra Zagg, Inc.(1)	2	—
Dell Technologies, Inc., Class C	6,872	343,188
Hewlett Packard Enterprise Co.	44,893	700,331
HP, Inc.	31,510	1,223,848
NCR Corp.(1)	15,079	523,091
NetApp, Inc.	14,751	1,061,334
Pure Storage, Inc., Class A(1)	2,699	64,047
Seagate Technology Holdings PLC	26,337	2,229,954
Stratasys Ltd.(1)	556	11,087
Super Micro Computer, Inc.(1)	14,097	705,696
Turtle Beach Corp.(1)(2)	89	1,556
Western Digital Corp.(1)	10,075	611,452
Xerox Holdings Corp.	32,575	613,061
		103,059,430
Textiles, Apparel and Luxury Goods — 1.1%
Capri Holdings Ltd.(1)	30,805	1,501,436
Carter's, Inc.	8,330	641,827
Columbia Sportswear Co.	4,313	335,465
Crocs, Inc.(1)	15,558	867,514
Deckers Outdoor Corp.(1)	5,147	1,382,278
Fossil Group, Inc.(1)	3,467	25,448
G-III Apparel Group Ltd.(1)	19,101	478,671
Hanesbrands, Inc.	35,683	423,557
Kontoor Brands, Inc.	34	1,362
Levi Strauss & Co., Class A	22,791	413,885
lululemon athletica, Inc.(1)	8,577	2,510,402
Movado Group, Inc.	1,968	66,774
NIKE, Inc., Class B	67,399	8,010,371
Oxford Industries, Inc.	6,414	584,700
PVH Corp.	8,665	614,089
Ralph Lauren Corp.	5,980	604,518
Rocky Brands, Inc.	280	10,486
Skechers USA, Inc., Class A(1)	16,531	651,322

Steven Madden Ltd.	14,800	550,264
Tapestry, Inc.	56,204	1,939,038
Under Armour, Inc., Class A(1)	21,811	230,760
Under Armour, Inc., Class C(1)	15,644	151,747
Unifi, Inc.(1)	1,684	26,624
Vera Bradley, Inc.(1)	320	2,179
VF Corp.	21,047	1,062,032
Wolverine World Wide, Inc.	15,807	337,321
		23,424,070
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	13,589	525,215
Bridgewater Bancshares, Inc.(1)	882	14,315
Columbia Financial, Inc.(1)	2,651	55,114
Enact Holdings, Inc.	415	10,093
Essent Group Ltd.	15,385	658,324
Federal Agricultural Mortgage Corp., Class C	1,578	165,706
Flagstar Bancorp, Inc.	13,653	526,050
FS Bancorp, Inc.	826	24,986
Hingham Institution For Savings	168	54,230
Home Bancorp, Inc.	153	5,262
HomeStreet, Inc.	4,648	187,361
Kearny Financial Corp.	2,963	36,771
Merchants Bancorp	2,718	69,282
Meta Financial Group, Inc.	11,202	465,667
MGIC Investment Corp.	54,135	754,101
Mr. Cooper Group, Inc.(1)	16,690	723,678
New York Community Bancorp, Inc.	56,943	568,291
NMI Holdings, Inc., Class A(1)	25,675	477,812
Northfield Bancorp, Inc.	1,679	22,314
Northwest Bancshares, Inc.	6,952	89,611
OP Bancorp	18	222
PCSB Financial Corp.	153	2,997
PennyMac Financial Services, Inc.	10,049	492,602
Provident Financial Services, Inc.	9,011	207,163
Radian Group, Inc.	33,121	712,433
Southern Missouri Bancorp, Inc.	727	33,936
Sterling Bancorp, Inc.(1)	3	20
Territorial Bancorp, Inc.	41	876
TFS Financial Corp.	1,679	25,219
TrustCo Bank Corp. NY	1,414	45,545
Walker & Dunlop, Inc.	6,875	730,881
Washington Federal, Inc.	17,976	583,321
Waterstone Financial, Inc.	2,066	35,721
Western New England Bancorp, Inc.	90	765
WSFS Financial Corp.	13,011	556,611
		8,862,495
Trading Companies and Distributors — 0.7%
Air Lease Corp.	22,598	849,911
Applied Industrial Technologies, Inc.	6,781	701,223
BlueLinx Holdings, Inc.(1)	2,717	224,587
Fastenal Co.	61,470	3,292,333
GATX Corp.	7,422	801,205
Global Industrial Co.	1,507	51,645
H&E Equipment Services, Inc.	11,308	403,130
Herc Holdings, Inc.	6,385	748,450

Kaman Corp.	2,320	84,007
MRC Global, Inc.(1)	7,681	85,950
MSC Industrial Direct Co., Inc., Class A	7,320	621,688
NOW, Inc.(1)	17,763	196,103
Rush Enterprises, Inc., Class A	11,803	601,717
Rush Enterprises, Inc., Class B	100	4,951
SiteOne Landscape Supply, Inc.(1)	5,152	691,759
Textainer Group Holdings Ltd.	16,028	519,948
Titan Machinery, Inc.(1)	1,859	49,096
Triton International Ltd.	17,274	1,101,563
United Rentals, Inc.(1)	3,443	1,026,634
Univar Solutions, Inc.(1)	914	28,078
Veritiv Corp.(1)	3,836	557,563
W.W. Grainger, Inc.	6,380	3,107,507
Watsco, Inc.	2,209	564,687
WESCO International, Inc.(1)	563	70,702
		16,384,437
Water Utilities — 0.1%
American States Water Co.	2,209	175,063
American Water Works Co., Inc.	5,391	815,389
Artesian Resources Corp., Class A	853	41,865
California Water Service Group	790	42,399
Essential Utilities, Inc.	13,298	615,166
Global Water Resources, Inc.	7	100
		1,689,982
Wireless Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(1)	22,139	574,064
Gogo, Inc.(1)	530	10,738
Shenandoah Telecommunications Co.	16,330	374,937
T-Mobile US, Inc.(1)	43,129	5,748,664
Telephone and Data Systems, Inc.	30,237	536,102
United States Cellular Corp.(1)	2,811	86,326
		7,330,831
TOTAL COMMON STOCKS (Cost $2,041,997,179)		2,173,246,728
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,970,299	1,970,299
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,596,045	3,596,045
TOTAL SHORT-TERM INVESTMENTS (Cost $5,566,344)		5,566,344
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,047,563,523)		2,178,813,072
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,393,496)
TOTAL NET ASSETS — 100.0%		$2,177,419,576

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,893,914. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,002,048, which includes securities collateral of $406,003.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported NAV per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.